UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Overseas Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2019

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.4
Diageo PLC (United Kingdom, Beverages)	1.8
AIA Group Ltd. (Hong Kong, Insurance)	1.7
SAP SE (Germany, Software)	1.7
Total SA (France, Oil, Gas & Consumable Fuels)	1.6
9.2

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	21.6
Industrials	17.2
Health Care	14.6
Information Technology	13.5
Consumer Staples	11.6

Top Five Countries as of April 30, 2019

(excluding cash equivalents)	% of fund's net assets
United Kingdom	17.9
Japan	17.2
France	10.5
Netherlands	7.8
Switzerland	6.9

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Stocks	97.6%
Investment Companies	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
Australia - 0.3%
Insurance Australia Group Ltd.	147,769	$821
Lovisa Holdings Ltd. (a)	48,720	346
Pact Group Holdings Ltd.	75,176	139
realestate.com.au Ltd.	10,685	602

TOTAL AUSTRALIA		1,908

Austria - 0.6%
Andritz AG	3,902	186
Erste Group Bank AG	82,200	3,291
Mayr-Melnhof Karton AG	3,700	479

TOTAL AUSTRIA		3,956

Bailiwick of Jersey - 1.6%
Experian PLC	190,100	5,534
Glencore Xstrata PLC	159,500	633
Sanne Group PLC	437,019	3,567

TOTAL BAILIWICK OF JERSEY		9,734

Belgium - 1.2%
KBC Groep NV	102,713	7,606
Bermuda - 1.9%
Credicorp Ltd. (United States)	11,200	2,653
Hiscox Ltd.	175,900	3,840
Hongkong Land Holdings Ltd.	53,900	376
IHS Markit Ltd. (b)	80,901	4,632
SmarTone Telecommunications Holdings Ltd.	431,000	449

TOTAL BERMUDA		11,950

Canada - 0.9%
Constellation Software, Inc.	6,400	5,647
Cayman Islands - 0.4%
SITC International Holdings Co. Ltd.	802,000	852
Value Partners Group Ltd.	900,000	677
ZTO Express (Cayman), Inc. sponsored ADR	39,400	785

TOTAL CAYMAN ISLANDS		2,314

China - 0.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	78,000	644
Suofeiya Home Collection Co. Ltd. (A Shares)	104,054	344
Yunnan Baiyao Group Co. Ltd. (A Shares)	46,563	612

TOTAL CHINA		1,600

Denmark - 1.1%
A.P. Moller - Maersk A/S Series A	377	459
DSV de Sammensluttede Vognmaend A/S	41,600	3,844
Netcompany Group A/S (c)	57,844	2,063
Scandinavian Tobacco Group A/S (c)	47,936	571

TOTAL DENMARK		6,937

Finland - 0.1%
Nokian Tyres PLC	19,600	656
France - 10.5%
Altarea SCA	2,800	592
ALTEN	30,510	3,330
Amundi SA (c)	54,541	3,918
Capgemini SA	55,300	6,705
Compagnie de St. Gobain	17,300	709
Danone SA	87,600	7,085
Edenred SA	74,243	3,498
Elior SA (c)	90,100	1,247
Essilor International SA	24,500	2,985
LVMH Moet Hennessy - Louis Vuitton SA	24,779	9,729
Natixis SA	87,000	512
Sanofi SA	96,541	8,423
SR Teleperformance SA	28,100	5,399
Total SA	182,311	10,135

TOTAL FRANCE		64,267

Germany - 6.3%
adidas AG	21,984	5,649
Axel Springer Verlag AG	34,100	1,931
Bayer AG	49,672	3,306
Bertrandt AG	9,693	756
Deutsche Borse AG	34,400	4,597
Deutsche Post AG	122,826	4,269
Fresenius SE & Co. KGaA	43,640	2,476
Hannover Reuck SE	31,300	4,718
Instone Real Estate Group BV (b)(c)	22,900	559
JOST Werke AG (c)	7,300	269
SAP SE	80,283	10,349

TOTAL GERMANY		38,879

Hong Kong - 1.9%
AIA Group Ltd.	1,038,700	10,636
Dah Sing Banking Group Ltd.	244,800	468
Dah Sing Financial Holdings Ltd.	100,000	525

TOTAL HONG KONG		11,629

India - 1.5%
Axis Bank Ltd. (b)	330,414	3,638
HDFC Bank Ltd. sponsored ADR	31,700	3,634
LIC Housing Finance Ltd.	250,600	1,787

TOTAL INDIA		9,059

Indonesia - 0.6%
PT Astra International Tbk	1,633,700	874
PT Bank Rakyat Indonesia Tbk	8,205,700	2,516

TOTAL INDONESIA		3,390

Ireland - 2.7%
DCC PLC (United Kingdom)	56,809	5,073
Kerry Group PLC Class A	47,490	5,316
Kingspan Group PLC (Ireland)	59,144	3,110
United Drug PLC (United Kingdom)	349,026	2,990

TOTAL IRELAND		16,489

Italy - 1.3%
Banca Generali SpA	13,150	371
FinecoBank SpA	217,100	2,857
Recordati SpA	125,475	5,065

TOTAL ITALY		8,293

Japan - 17.2%
AEON Financial Service Co. Ltd.	170,100	3,511
Arata Corp.	13,800	492
Credit Saison Co. Ltd.	38,000	483
Daiichikosho Co. Ltd.	62,400	3,047
Elecom Co. Ltd.	44,700	1,493
GMO Internet, Inc.	46,600	719
Hoya Corp.	106,400	7,465
Iriso Electronics Co. Ltd.	53,100	2,746
Kao Corp.	65,300	5,016
Keyence Corp.	11,400	7,074
KH Neochem Co. Ltd.	136,900	3,963
Miroku Jyoho Service Co., Ltd.	81,740	2,193
Nabtesco Corp.	27,330	832
Nakanishi, Inc. (d)	78,100	1,495
Nitori Holdings Co. Ltd. (d)	29,330	3,489
NOF Corp.	95,000	3,373
OBIC Co. Ltd.	36,120	4,170
Olympus Corp.	354,320	3,957
Oracle Corp. Japan	32,200	2,200
ORIX Corp.	359,180	5,067
Otsuka Corp.	93,100	3,652
PALTAC Corp.	41,100	2,254
Paramount Bed Holdings Co. Ltd.	12,200	572
Persol Holdings Co., Ltd.	163,900	3,066
Recruit Holdings Co. Ltd.	160,740	4,804
Renesas Electronics Corp. (b)	80,900	431
S Foods, Inc.	70,500	2,424
Shiseido Co. Ltd.	64,800	5,071
SMC Corp.	14,000	5,789
Subaru Corp.	34,900	852
Sundrug Co. Ltd.	6,980	186
Suzuki Motor Corp.	64,600	2,937
The Suruga Bank Ltd. (a)	54,700	241
Tsuruha Holdings, Inc.	43,200	3,673
USS Co. Ltd.	182,000	3,474
Welcia Holdings Co. Ltd.	72,120	2,832
Zozo, Inc. (e)	32,800	579

TOTAL JAPAN		105,622

Kenya - 0.4%
Safaricom Ltd.	7,828,400	2,179
Korea (South) - 0.3%
LG Chemical Ltd.	5,734	1,778
Mexico - 0.3%
Grupo Financiero Banorte S.A.B. de CV Series O	270,500	1,710
Netherlands - 7.8%
ASML Holding NV (Netherlands)	33,700	7,013
ASR Nederland NV	7,700	342
Grandvision NV (c)	113,500	2,554
Heineken NV (Bearer)	68,830	7,430
IMCD Group BV	84,590	6,831
Intertrust NV (c)	36,624	695
Koninklijke Philips Electronics NV	148,930	6,396
QIAGEN NV (Germany) (b)	70,200	2,711
Unilever NV (Certificaten Van Aandelen) (Bearer)	162,700	9,844
Wolters Kluwer NV	55,200	3,850

TOTAL NETHERLANDS		47,666

New Zealand - 0.4%
EBOS Group Ltd.	193,728	2,772
Norway - 2.0%
Adevinta ASA:
Class A (b)	125,100	1,262
Class B	119,650	1,177
Equinor ASA	276,240	6,162
Schibsted ASA:
(A Shares)	105,700	2,774
(B Shares)	17,399	416
Skandiabanken ASA (c)	52,456	516

TOTAL NORWAY		12,307

Spain - 1.9%
Amadeus IT Holding SA Class A	51,056	4,061
CaixaBank SA	1,277,600	4,072
Grifols SA ADR	23,020	441
Prosegur Cash SA (c)	1,584,600	3,398

TOTAL SPAIN		11,972

Sweden - 3.6%
Addlife AB	96,684	2,594
AddTech AB (B Shares)	67,074	1,631
Essity AB Class B	18,680	554
Hexagon AB (B Shares)	76,400	4,174
HEXPOL AB (B Shares)	47,440	371
Indutrade AB	156,220	4,776
Securitas AB (B Shares)	31,000	542
Svenska Handelsbanken AB (A Shares)	354,700	3,874
Swedbank AB (A Shares) (a)	142,295	2,325
Telefonaktiebolaget LM Ericsson (B Shares)	101,400	1,003

TOTAL SWEDEN		21,844

Switzerland - 6.9%
Alcon, Inc. (b)	80,600	4,691
Julius Baer Group Ltd.	85,820	4,146
Lonza Group AG	17,731	5,476
Roche Holding AG (participation certificate)	55,556	14,654
Sika AG	33,038	5,058
Sonova Holding AG Class B	17,570	3,543
UBS Group AG	378,334	5,074

TOTAL SWITZERLAND		42,642

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	433,300	3,638
United Kingdom - 17.9%
Admiral Group PLC	107,700	3,095
Aggreko PLC	52,616	585
Ascential PLC	525,074	2,442
AstraZeneca PLC (United Kingdom)	12,600	939
BCA Marketplace PLC	284,000	764
Beazley PLC	446,500	3,354
BP PLC	227,400	1,654
British American Tobacco PLC (United Kingdom)	35,785	1,401
Cineworld Group PLC	1,107,895	4,594
Close Brothers Group PLC	17,118	346
Compass Group PLC	284,378	6,471
Cranswick PLC	80,498	3,042
Dechra Pharmaceuticals PLC	64,320	2,231
Diageo PLC	264,400	11,146
Diploma PLC	188,980	3,943
Hilton Food Group PLC	148,645	1,969
InterContinental Hotel Group PLC	89,955	5,828
Intertek Group PLC	66,990	4,673
James Fisher and Sons PLC	78,577	2,019
John Wood Group PLC	37,670	231
JTC PLC (c)	242,000	1,253
Keywords Studios PLC	25,900	526
Lloyds Banking Group PLC	1,096,980	897
London Stock Exchange Group PLC	71,730	4,703
Micro Focus International PLC	26,287	664
Mondi PLC	151,700	3,324
Prudential PLC	368,611	8,375
RELX PLC (London Stock Exchange)	184,400	4,230
Rentokil Initial PLC	808,000	4,109
Rightmove PLC	62,866	443
Rolls-Royce Holdings PLC	326,377	3,909
Rotork PLC	811,363	3,300
Sabre Insurance Group PLC (c)	225,781	783
Spectris PLC	79,910	2,863
St. James's Place Capital PLC	48,560	710
Standard Life PLC	193,661	704
The Weir Group PLC	20,091	435
Ultra Electronics Holdings PLC	114,709	2,381
Unilever PLC	20,400	1,237
Victrex PLC	77,570	2,460
Volution Group PLC	818,300	1,846

TOTAL UNITED KINGDOM		109,879

United States of America - 4.7%
Alphabet, Inc. Class C (b)	2,383	2,832
Becton, Dickinson & Co.	16,400	3,948
Boston Scientific Corp. (b)	102,900	3,820
Marsh & McLennan Companies, Inc.	50,600	4,771
Moody's Corp.	15,230	2,995
Roper Technologies, Inc.	9,900	3,561
S&P Global, Inc.	17,603	3,884
Total System Services, Inc.	31,500	3,221

TOTAL UNITED STATES OF AMERICA		29,032

TOTAL COMMON STOCKS
(Cost $502,652)		597,355

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA	26,970	2,730
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (b)	23,172,767	30
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,495)		2,760

Investment Companies - 1.1%
United States of America - 1.1%
iShares MSCI Japan ETF
(Cost $6,282)	119,400	6,617

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 2.49% (f)	11,505,246	11,508
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	390,233	390
TOTAL MONEY MARKET FUNDS
(Cost $11,897)		11,898
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $524,326)		618,630
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,715)
NET ASSETS - 100%		$614,915

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,826,000 or 2.9% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$178
Fidelity Securities Lending Cash Central Fund	47
Total	$225

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$21,709	$21,709	$--	$--
Consumer Discretionary	53,222	34,037	19,185	--
Consumer Staples	71,527	40,260	31,267	--
Energy	18,182	6,393	11,789	--
Financials	133,261	89,636	43,625	--
Health Care	90,577	49,323	41,254	--
Industrials	106,158	84,788	21,370	--
Information Technology	82,374	63,210	19,164	--
Materials	21,578	20,574	1,004	--
Real Estate	1,527	1,527	--	--
Investment Companies	6,617	6,617	--	--
Money Market Funds	11,898	11,898	--	--
Total Investments in Securities:	$618,630	$429,972	$188,658	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $370) — See accompanying schedule: Unaffiliated issuers (cost $512,429)	$606,732
Fidelity Central Funds (cost $11,897)	11,898
Total Investment in Securities (cost $524,326)		$618,630
Cash		35
Receivable for investments sold
Regular delivery		1,082
Delayed delivery		434
Receivable for fund shares sold		114
Dividends receivable		3,040
Distributions receivable from Fidelity Central Funds		27
Other receivables		244
Total assets		623,606
Liabilities
Payable for investments purchased
Regular delivery	$1,479
Delayed delivery	657
Payable for fund shares redeemed	5,436
Accrued management fee	333
Distribution and service plan fees payable	109
Other affiliated payables	116
Other payables and accrued expenses	171
Collateral on securities loaned	390
Total liabilities		8,691
Net Assets		$614,915
Net Assets consist of:
Paid in capital		$536,962
Total distributable earnings (loss)		77,953
Net Assets		$614,915
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($50,314 ÷ 2,153 shares)		$23.37
Maximum offering price per share (100/94.25 of $23.37)		$24.80
Class M:
Net Asset Value and redemption price per share ($225,551 ÷ 9,381 shares)		$24.04
Maximum offering price per share (100/96.50 of $24.04)		$24.91
Class C:
Net Asset Value and offering price per share ($6,601 ÷ 291 shares)(a)		$22.68
Class I:
Net Asset Value, offering price and redemption price per share ($313,322 ÷ 13,145 shares)		$23.84
Class Z:
Net Asset Value, offering price and redemption price per share ($19,127 ÷ 803 shares)		$23.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$6,696
Non-Cash dividends		1,553
Interest		3
Income from Fidelity Central Funds		225
Income before foreign taxes withheld		8,477
Less foreign taxes withheld		(605)
Total income		7,872
Expenses
Management fee
Basic fee	$1,981
Performance adjustment	(275)
Transfer agent fees	540
Distribution and service plan fees	645
Accounting and security lending fees	150
Custodian fees and expenses	61
Independent trustees' fees and expenses	2
Registration fees	58
Audit	52
Legal	2
Miscellaneous	2
Total expenses before reductions	3,218
Expense reductions	(98)
Total expenses after reductions		3,120
Net investment income (loss)		4,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,509)
Fidelity Central Funds	(1)
Foreign currency transactions	(84)
Futures contracts	(1,003)
Total net realized gain (loss)		(19,597)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $110)	63,024
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		63,023
Net gain (loss)		43,426
Net increase (decrease) in net assets resulting from operations		$48,178

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,752	$7,747
Net realized gain (loss)	(19,597)	21,240
Change in net unrealized appreciation (depreciation)	63,023	(78,971)
Net increase (decrease) in net assets resulting from operations	48,178	(49,984)
Distributions to shareholders	(26,504)	(23,429)
Share transactions - net increase (decrease)	(33,754)	35,007
Total increase (decrease) in net assets	(12,080)	(38,406)
Net Assets
Beginning of period	626,995	665,401
End of period	$614,915	$626,995

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Overseas Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.48	$25.20	$20.40	$21.59	$21.09	$21.61
Income from Investment Operations
Net investment income (loss)A	.17	.28	.23	.20	.19	.24
Net realized and unrealized gain (loss)	1.66	(2.10)	4.78	(1.31)	.33	(.50)
Total from investment operations	1.83	(1.82)	5.01	(1.11)	.52	(.26)
Distributions from net investment income	(.21)	(.22)	(.20)	(.08)	(.02)	(.18)
Distributions from net realized gain	(.73)	(.69)	(.02)	–	–	(.08)
Total distributions	(.94)	(.90)B	(.21)C	(.08)	(.02)	(.26)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$23.37	$22.48	$25.20	$20.40	$21.59	$21.09
Total ReturnE,F,G	8.68%	(7.48)%	24.86%	(5.16)%	2.46%	(1.24)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.16%J	1.21%	1.25%	1.36%	1.35%	1.30%
Expenses net of fee waivers, if any	1.16%J	1.21%	1.25%	1.35%	1.35%	1.30%
Expenses net of all reductions	1.12%J	1.20%	1.23%	1.35%	1.34%	1.30%
Net investment income (loss)	1.51%J	1.13%	1.05%	.96%	.89%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$50	$44	$69	$58	$78	$65
Portfolio turnover rateK	56%J	39%	42%	94%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.06	$25.84	$20.91	$22.11	$21.62	$22.16
Income from Investment Operations
Net investment income (loss)A	.15	.23	.19	.16	.15	.21
Net realized and unrealized gain (loss)	1.71	(2.15)	4.90	(1.34)	.34	(.52)
Total from investment operations	1.86	(1.92)	5.09	(1.18)	.49	(.31)
Distributions from net investment income	(.15)	(.17)	(.15)	(.02)	–	(.15)
Distributions from net realized gain	(.73)	(.69)	(.02)	–	–	(.08)
Total distributions	(.88)	(.86)	(.16)B	(.02)	–	(.23)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$24.04	$23.06	$25.84	$20.91	$22.11	$21.62
Total ReturnD,E,F	8.59%	(7.71)%	24.57%	(5.34)%	2.27%	(1.42)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.37%I	1.44%	1.46%	1.56%	1.55%	1.48%
Expenses net of fee waivers, if any	1.37%I	1.43%	1.46%	1.56%	1.55%	1.48%
Expenses net of all reductions	1.34%I	1.43%	1.44%	1.56%	1.55%	1.48%
Net investment income (loss)	1.30%I	.90%	.84%	.76%	.69%	.92%
Supplemental Data
Net assets, end of period (in millions)	$226	$218	$272	$237	$285	$293
Portfolio turnover rateJ	56%I	39%	42%	94%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.72	$24.41	$19.74	$20.98	$20.63	$21.21
Income from Investment Operations
Net investment income (loss)A	.07	.07	.05	.03	.02	.07
Net realized and unrealized gain (loss)	1.62	(2.02)	4.64	(1.27)	.33	(.50)
Total from investment operations	1.69	(1.95)	4.69	(1.24)	.35	(.43)
Distributions from net investment income	–	(.06)	(.01)	–	–	(.07)
Distributions from net realized gain	(.73)	(.69)	(.02)	–	–	(.08)
Total distributions	(.73)	(.74)B	(.02)C	–	–	(.15)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$22.68	$21.72	$24.41	$19.74	$20.98	$20.63
Total ReturnE,F,G	8.22%	(8.23)%	23.81%	(5.91)%	1.70%	(2.06)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.99%J	2.03%	2.06%	2.16%	2.15%	2.08%
Expenses net of fee waivers, if any	1.99%J	2.03%	2.05%	2.16%	2.15%	2.08%
Expenses net of all reductions	1.96%J	2.02%	2.04%	2.16%	2.14%	2.08%
Net investment income (loss)	.68%J	.31%	.24%	.16%	.09%	.32%
Supplemental Data
Net assets, end of period (in millions)	$7	$13	$17	$16	$19	$19
Portfolio turnover rateK	56%J	39%	42%	94%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.74 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.02 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.99	$25.74	$20.86	$22.06	$21.55	$22.07
Income from Investment Operations
Net investment income (loss)A	.20	.36	.31	.27	.27	.32
Net realized and unrealized gain (loss)	1.70	(2.15)	4.87	(1.33)	.34	(.52)
Total from investment operations	1.90	(1.79)	5.18	(1.06)	.61	(.20)
Distributions from net investment income	(.32)	(.28)	(.29)	(.14)	(.10)	(.24)
Distributions from net realized gain	(.73)	(.69)	(.02)	–	–	(.08)
Total distributions	(1.05)	(.96)B	(.30)C	(.14)	(.10)	(.32)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$23.84	$22.99	$25.74	$20.86	$22.06	$21.55
Total ReturnE,F	8.87%	(7.23)%	25.24%	(4.85)%	2.82%	(.95)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%I	.92%	.95%	1.04%	1.03%	.96%
Expenses net of fee waivers, if any	.86%I	.92%	.94%	1.04%	1.03%	.96%
Expenses net of all reductions	.82%I	.91%	.92%	1.03%	1.02%	.96%
Net investment income (loss)	1.81%I	1.42%	1.35%	1.28%	1.21%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$313	$305	$306	$311	$298	$330
Portfolio turnover rateJ	56%I	39%	42%	94%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.96 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.287 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$23.00	$25.76	$20.88
Income from Investment Operations
Net investment income (loss)B	.22	.38	.19
Net realized and unrealized gain (loss)	1.69	(2.14)	4.69
Total from investment operations	1.91	(1.76)	4.88
Distributions from net investment income	(.36)	(.31)	–
Distributions from net realized gain	(.73)	(.69)	–
Total distributions	(1.09)	(1.00)	–
Net asset value, end of period	$23.82	$23.00	$25.76
Total ReturnC,D	8.95%	(7.13)%	23.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.79%	.82%G
Expenses net of fee waivers, if any	.73%G	.79%	.82%G
Expenses net of all reductions	.69%G	.78%	.80%G
Net investment income (loss)	1.94%G	1.55%	1.02%G
Supplemental Data
Net assets, end of period (in millions)	$19	$47	$2
Portfolio turnover rateH	56%G	39%	42%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,726
Gross unrealized depreciation	(19,982)
Net unrealized appreciation (depreciation)	$90,744
Tax cost	$527,886

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,399 and $205,368, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$55	$2
Class M	.25%	.25%	537	25
Class C	.75%	.25%	53	4
			$645	$31

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	12
Class C(a)	–(b)
$14

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$50.23
Class M	203.19
Class C	16.31
Class I	265.18
Class Z	6.05
	$540

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were in the amount of less than five hundred dollars for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $96 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$1,792	$2,452
Class M	8,320	8,968
Class C	405	506
Class I	13,825	11,363
Class Z	2,162	140
Total	$26,504	$23,429

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	303	268	$6,729	$6,680
Reinvestment of distributions	82	97	1,682	2,369
Shares redeemed	(173)	(1,166)	(3,811)	(28,586)
Net increase (decrease)	212	(801)	$4,600	$(19,537)
Class M
Shares sold	680	1,484	$15,293	$37,742
Reinvestment of distributions	387	354	8,221	8,851
Shares redeemed	(1,143)	(2,899)	(25,641)	(73,413)
Net increase (decrease)	(76)	(1,061)	$(2,127)	$(26,820)
Class C
Shares sold	14	85	$291	$2,077
Reinvestment of distributions	20	20	400	477
Shares redeemed	(339)	(189)	(7,316)	(4,547)
Net increase (decrease)	(305)	(84)	$(6,625)	$(1,993)
Class I
Shares sold	988	3,512	$21,295	$87,065
Reinvestment of distributions	498	332	10,458	8,235
Shares redeemed	(1,625)	(2,465)	(36,309)	(61,772)
Net increase (decrease)	(139)	1,379	$(4,556)	$33,528
Class Z
Shares sold	323	3,080	$7,167	$77,109
Reinvestment of distributions	51	5	1,076	118
Shares redeemed	(1,611)	(1,104)	(33,289)	(27,398)
Net increase (decrease)	(1,237)	1,981	$(25,046)	$49,829

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.16%
Actual		$1,000.00	$1,086.80	$6.00
Hypothetical-C		$1,000.00	$1,019.04	$5.81
Class M	1.37%
Actual		$1,000.00	$1,085.90	$7.09
Hypothetical-C		$1,000.00	$1,018.00	$6.85
Class C	1.99%
Actual		$1,000.00	$1,082.20	$10.27
Hypothetical-C		$1,000.00	$1,014.93	$9.94
Class I	.86%
Actual		$1,000.00	$1,088.70	$4.45
Hypothetical-C		$1,000.00	$1,020.53	$4.31
Class Z	.73%
Actual		$1,000.00	$1,089.50	$3.78
Hypothetical-C		$1,000.00	$1,021.17	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts [and Management Fees]

Fidelity Advisor Overseas Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2016. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Advisor Overseas Fund

2018 Total Return % vs. Morningstar Foreign Large Blend and MSCI EAFE (Net MA):

75% beaten
25% beaten
Benchmark
Class I
Class C
8.00
7.00
6.00
5.00
4.00
7.33
7.08
6.16
7.19
4.61
18.00
16.00
14.00
12.00
10.00
16.14
14.71
10.94
16.26
10.09
45.0
40.0
35.0
30.0
25.0
42.7
37.8
34.9
37.6
28.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	65%	41%	82%
Class C	44%	24%	54%
Class I	73%	50%	89%
Class M	59%	36%	77%
Class Z	75%	-	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Overseas Fund

The Board considered that effective August 1, 2014, the fund's individual fund fee rate was reduced from 0.450% to 0.424%. The Board considered that the chart below reflects the fund's lower management fee rate for 2014, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class M and Class C ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

OS-SANN-0619
1.703565.121

Fidelity Advisor® International Capital Appreciation Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.9
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.6
9.6

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	19.9
Industrials	15.5
Financials	14.9
Consumer Staples	12.6
Consumer Discretionary	12.0

Top Five Countries as of April 30, 2019

(excluding cash equivalents)	% of fund's net assets
United States of America	15.2
France	10.1
United Kingdom	7.5
Germany	7.0
Netherlands	6.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Stocks	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.1%
CSL Ltd.	176,828	$24,752,723
Bailiwick of Jersey - 0.9%
Experian PLC	707,100	20,582,913
Bermuda - 0.9%
Credicorp Ltd. (United States)	82,261	19,487,631
Brazil - 2.7%
BM&F BOVESPA SA	2,459,900	21,612,189
Equatorial Energia SA	913,800	19,133,146
Rumo SA (a)	4,010,900	18,514,521

TOTAL BRAZIL		59,259,856

Canada - 5.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	352,900	20,807,323
Brookfield Asset Management, Inc.	448,400	21,608,396
Canadian National Railway Co.	264,540	24,572,186
Canadian Pacific Railway Ltd.	97,100	21,755,995
Constellation Software, Inc.	22,380	19,746,754
Waste Connection, Inc. (Canada)	216,630	20,105,825

TOTAL CANADA		128,596,479

Cayman Islands - 4.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	229,060	42,506,664
Shenzhou International Group Holdings Ltd.	1,410,900	18,938,376
Tencent Holdings Ltd.	952,500	46,946,499

TOTAL CAYMAN ISLANDS		108,391,539

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	126,054	18,229,906
Denmark - 1.8%
DONG Energy A/S (b)	254,300	19,468,966
DSV de Sammensluttede Vognmaend A/S	222,600	20,566,831

TOTAL DENMARK		40,035,797

France - 10.1%
Dassault Systemes SA	133,400	21,104,104
Hermes International SCA	29,041	20,429,400
Kering SA	38,280	22,626,665
L'Oreal SA	89,320	24,554,440
LVMH Moet Hennessy - Louis Vuitton SA	77,271	30,337,927
Orpea	161,230	19,656,826
Pernod Ricard SA	123,700	21,553,557
Safran SA	161,900	23,598,726
SR Teleperformance SA	96,900	18,617,405
VINCI SA (c)	232,100	23,441,229

TOTAL FRANCE		225,920,279

Germany - 7.0%
adidas AG	86,657	22,267,258
Deutsche Borse AG	154,100	20,591,205
Linde PLC	100,400	18,062,426
SAP SE	259,600	33,464,581
Symrise AG	194,500	18,695,558
Vonovia SE	418,000	20,848,817
Wirecard AG (c)	144,100	21,608,936

TOTAL GERMANY		155,538,781

Hong Kong - 1.4%
AIA Group Ltd.	2,958,000	30,288,251
India - 3.8%
HDFC Bank Ltd.	556,816	18,472,752
Housing Development Finance Corp. Ltd.	815,769	23,367,840
Kotak Mahindra Bank Ltd.	943,146	18,776,388
Reliance Industries Ltd.	1,217,358	24,344,713

TOTAL INDIA		84,961,693

Indonesia - 0.9%
PT Bank Central Asia Tbk	10,263,800	20,707,667
Ireland - 2.6%
Accenture PLC Class A	102,840	18,785,783
Kerry Group PLC Class A	173,020	19,367,111
Kingspan Group PLC (Ireland)	375,760	19,757,689

TOTAL IRELAND		57,910,583

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	150,800	20,789,288
Italy - 1.7%
Amplifon SpA	916,700	17,612,564
Moncler SpA	473,000	19,400,999

TOTAL ITALY		37,013,563

Japan - 4.4%
Hoya Corp.	300,300	21,067,772
Kao Corp.	301,300	23,144,882
Keyence Corp.	39,114	24,270,027
OBIC Co. Ltd.	183,600	21,195,709
Relo Group, Inc. (d)	355,100	9,658,899

TOTAL JAPAN		99,337,289

Netherlands - 6.3%
ASML Holding NV (Netherlands)	133,600	27,802,382
Ferrari NV	137,600	18,635,608
Heineken NV (Bearer)	198,400	21,415,848
Interxion Holding N.V. (a)	266,079	18,410,006
Unilever NV (Certificaten Van Aandelen) (Bearer)	583,700	35,316,526
Wolters Kluwer NV	276,100	19,255,514

TOTAL NETHERLANDS		140,835,884

Philippines - 0.9%
SM Prime Holdings, Inc.	24,580,000	19,683,945
South Africa - 3.1%
Capitec Bank Holdings Ltd.	193,100	18,043,680
FirstRand Ltd.	4,217,600	20,022,175
Naspers Ltd. Class N	119,630	30,774,882

TOTAL SOUTH AFRICA		68,840,737

Spain - 1.0%
Amadeus IT Holding SA Class A	274,491	21,834,077
Sweden - 2.6%
ASSA ABLOY AB (B Shares)	943,700	20,174,011
Hexagon AB (B Shares)	359,700	19,651,214
Swedish Match Co. AB	388,057	18,921,505

TOTAL SWEDEN		58,746,730

Switzerland - 5.7%
Givaudan SA	7,679	19,888,003
Nestle SA (Reg. S)	503,600	48,485,428
Partners Group Holding AG	24,900	18,757,780
Sika AG	135,027	20,672,469
Temenos Group AG	123,800	20,581,697

TOTAL SWITZERLAND		128,385,377

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	933,370	40,900,273
United Kingdom - 7.5%
Bunzl PLC	613,100	18,460,049
Compass Group PLC	929,250	21,144,025
Croda International PLC	273,626	18,486,238
Diageo PLC	683,954	28,833,937
InterContinental Hotel Group PLC	294,641	19,087,645
London Stock Exchange Group PLC	311,400	20,416,413
RELX PLC (London Stock Exchange)	1,008,258	23,126,777
Rentokil Initial PLC	3,732,100	18,979,968

TOTAL UNITED KINGDOM		168,535,052

United States of America - 15.2%
Adobe, Inc. (a)	65,760	19,021,080
American Tower Corp.	99,330	19,399,149
Becton, Dickinson & Co.	77,500	18,657,350
Boston Scientific Corp. (a)	512,400	19,020,288
Crown Castle International Corp.	149,000	18,741,220
Fiserv, Inc. (a)	206,200	17,988,888
HEICO Corp. Class A	197,100	17,626,653
Intuitive Surgical, Inc. (a)	36,300	18,535,869
Marsh & McLennan Companies, Inc.	189,800	17,896,242
MasterCard, Inc. Class A	75,150	19,106,136
Microsoft Corp.	150,900	19,707,540
Moody's Corp.	97,140	19,099,667
NextEra Energy, Inc.	95,100	18,491,244
Salesforce.com, Inc. (a)	116,900	19,329,415
Stryker Corp.	101,500	19,174,365
Thermo Fisher Scientific, Inc.	71,900	19,948,655
TransDigm Group, Inc. (a)	37,300	17,997,996
Visa, Inc. Class A	115,340	18,965,356

TOTAL UNITED STATES OF AMERICA		338,707,113

TOTAL COMMON STOCKS
(Cost $1,804,053,199)		2,138,273,426

Nonconvertible Preferred Stocks - 1.0%
Brazil - 1.0%
Itau Unibanco Holding SA sponsored ADR
(Cost $21,668,817)	2,633,970	22,783,841

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.49% (e)	62,869,116	62,881,690
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	20,843,736	20,845,820
TOTAL MONEY MARKET FUNDS
(Cost $83,727,510)		83,727,510
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,909,449,526)		2,244,784,777
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(12,983,086)
NET ASSETS - 100%		$2,231,801,691

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,468,966 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$387,462
Fidelity Securities Lending Cash Central Fund	398,869
Total	$786,331

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$46,946,499	$--	$46,946,499	$--
Consumer Discretionary	266,149,449	183,892,615	82,256,834	--
Consumer Staples	280,630,463	149,073,067	131,557,396	--
Energy	24,344,713	24,344,713	--	--
Financials	331,932,117	242,163,496	89,768,621	--
Health Care	178,426,412	178,426,412	--	--
Industrials	347,134,288	259,337,409	87,796,879	--
Information Technology	444,263,246	391,147,451	53,115,795	--
Materials	95,804,694	95,804,694	--	--
Real Estate	88,332,030	88,332,030	--	--
Utilities	57,093,356	57,093,356	--	--
Money Market Funds	83,727,510	83,727,510	--	--
Total Investments in Securities:	$2,244,784,777	$1,753,342,753	$491,442,024	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,721,367) — See accompanying schedule: Unaffiliated issuers (cost $1,825,722,016)	$2,161,057,267
Fidelity Central Funds (cost $83,727,510)	83,727,510
Total Investment in Securities (cost $1,909,449,526)		$2,244,784,777
Foreign currency held at value (cost $483,969)		483,969
Receivable for investments sold		3,671,006
Receivable for fund shares sold		6,103,963
Dividends receivable		4,579,009
Distributions receivable from Fidelity Central Funds		157,230
Prepaid expenses		815
Other receivables		714,726
Total assets		2,260,495,495
Liabilities
Payable for investments purchased
Regular delivery	$804,405
Delayed delivery	1,981,529
Payable for fund shares redeemed	2,631,275
Accrued management fee	1,390,376
Distribution and service plan fees payable	174,331
Other affiliated payables	354,712
Other payables and accrued expenses	511,356
Collateral on securities loaned	20,845,820
Total liabilities		28,693,804
Net Assets		$2,231,801,691
Net Assets consist of:
Paid in capital		$1,976,088,063
Total distributable earnings (loss)		255,713,628
Net Assets		$2,231,801,691
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($231,317,147 ÷ 11,340,196 shares)		$20.40
Maximum offering price per share (100/94.25 of $20.40)		$21.64
Class M:
Net Asset Value and redemption price per share ($100,580,581 ÷ 5,057,876 shares)		$19.89
Maximum offering price per share (100/96.50 of $19.89)		$20.61
Class C:
Net Asset Value and offering price per share ($105,499,555 ÷ 5,890,240 shares)(a)		$17.91
Class I:
Net Asset Value, offering price and redemption price per share ($1,504,037,478 ÷ 69,078,502 shares)		$21.77
Class Z:
Net Asset Value, offering price and redemption price per share ($290,366,930 ÷ 13,325,259 shares)		$21.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$14,718,046
Income from Fidelity Central Funds		786,331
Income before foreign taxes withheld		15,504,377
Less foreign taxes withheld		(1,446,975)
Total income		14,057,402
Expenses
Management fee
Basic fee	$6,264,323
Performance adjustment	233,405
Transfer agent fees	1,483,683
Distribution and service plan fees	1,009,200
Accounting and security lending fees	405,143
Custodian fees and expenses	124,892
Independent trustees' fees and expenses	4,827
Registration fees	137,648
Audit	61,872
Legal	3,193
Interest	28,438
Miscellaneous	5,230
Total expenses before reductions	9,761,854
Expense reductions	(271,251)
Total expenses after reductions		9,490,603
Net investment income (loss)		4,566,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,802,084)
Fidelity Central Funds	(192)
Foreign currency transactions	(92,515)
Total net realized gain (loss)		(39,894,791)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $420,929)	317,836,310
Assets and liabilities in foreign currencies	74,877
Total change in net unrealized appreciation (depreciation)		317,911,187
Net gain (loss)		278,016,396
Net increase (decrease) in net assets resulting from operations		$282,583,195

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,566,799	$7,599,775
Net realized gain (loss)	(39,894,791)	(43,030,217)
Change in net unrealized appreciation (depreciation)	317,911,187	(131,981,031)
Net increase (decrease) in net assets resulting from operations	282,583,195	(167,411,473)
Distributions to shareholders	(7,117,696)	(1,800,404)
Share transactions - net increase (decrease)	301,448,333	766,075,127
Total increase (decrease) in net assets	576,913,832	596,863,250
Net Assets
Beginning of period	1,654,887,859	1,058,024,609
End of period	$2,231,801,691	$1,654,887,859

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor International Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.63	$19.14	$15.26	$15.25	$14.77	$13.96
Income from Investment Operations
Net investment income (loss)A	.03	.07	.04	.05	.05	.06
Net realized and unrealized gain (loss)	2.78	(1.57)	3.86	(.03)	.46	.82
Total from investment operations	2.81	(1.50)	3.90	.02	.51	.88
Distributions from net investment income	(.04)	(.01)	(.02)	(.01)	(.03)	(.07)
Total distributions	(.04)	(.01)	(.02)	(.01)	(.03)	(.07)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$20.40	$17.63	$19.14	$15.26	$15.25	$14.77
Total ReturnC,D,E	15.96%	(7.85)%	25.56%	.12%	3.46%	6.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.29%	1.38%	1.50%	1.58%	1.73%
Expenses net of fee waivers, if any	1.25%H	1.29%	1.37%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.22%H	1.23%	1.35%	1.43%	1.42%	1.44%
Net investment income (loss)	.33%H	.35%	.21%	.34%	.30%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$231,317	$190,278	$173,948	$127,536	$89,753	$51,567
Portfolio turnover rateI	160%H	151%	155%	167%	176%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.17	$18.68	$14.92	$14.94	$14.47	$13.68
Income from Investment Operations
Net investment income (loss)A	.01	.02	(.01)	.01	.01	.02
Net realized and unrealized gain (loss)	2.71	(1.53)	3.77	(.03)	.46	.81
Total from investment operations	2.72	(1.51)	3.76	(.02)	.47	.83
Distributions from net investment income	–	–	–	–	–	(.04)
Total distributions	–	–	–	–	–	(.04)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$19.89	$17.17	$18.68	$14.92	$14.94	$14.47
Total ReturnC,D,E	15.84%	(8.08)%	25.20%	(.13)%	3.25%	6.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.51%H	1.55%	1.63%	1.76%	1.86%	1.94%
Expenses net of fee waivers, if any	1.51%H	1.55%	1.63%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.48%H	1.49%	1.61%	1.68%	1.67%	1.69%
Net investment income (loss)	.06%H	.10%	(.04)%	.09%	.05%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$100,581	$87,750	$86,547	$62,866	$60,293	$58,454
Portfolio turnover rateI	160%H	151%	155%	167%	176%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$16.95	$13.61	$13.69	$13.33	$12.63
Income from Investment Operations
Net investment income (loss)A	(.03)	(.07)	(.08)	(.06)	(.06)	(.04)
Net realized and unrealized gain (loss)	2.43	(1.37)	3.42	(.02)	.42	.74
Total from investment operations	2.40	(1.44)	3.34	(.08)	.36	.70
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$17.91	$15.51	$16.95	$13.61	$13.69	$13.33
Total ReturnC,D,E	15.47%	(8.50)%	24.54%	(.58)%	2.70%	5.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.99%H	2.04%	2.13%	2.27%	2.33%	2.47%
Expenses net of fee waivers, if any	1.99%H	2.04%	2.12%	2.20%	2.20%	2.20%
Expenses net of all reductions	1.96%H	1.99%	2.10%	2.18%	2.17%	2.19%
Net investment income (loss)	(.42)%H	(.40)%	(.54)%	(.41)%	(.45)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$105,500	$107,858	$85,022	$42,146	$36,491	$20,910
Portfolio turnover rateI	160%H	151%	155%	167%	176%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.85	$20.44	$16.30	$16.28	$15.75	$14.87
Income from Investment Operations
Net investment income (loss)A	.06	.13	.09	.10	.09	.10
Net realized and unrealized gain (loss)	2.96	(1.68)	4.11	(.04)	.51	.87
Total from investment operations	3.02	(1.55)	4.20	.06	.60	.97
Distributions from net investment income	(.10)	(.04)	(.06)	(.04)	(.07)	(.09)
Total distributions	(.10)	(.04)	(.06)	(.04)	(.07)	(.09)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$21.77	$18.85	$20.44	$16.30	$16.28	$15.75
Total ReturnC,D	16.10%	(7.58)%	25.87%	.36%	3.80%	6.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	1.02%	1.09%	1.21%	1.27%	1.38%
Expenses net of fee waivers, if any	.97%G	1.02%	1.08%	1.20%	1.20%	1.20%
Expenses net of all reductions	.94%G	.96%	1.06%	1.18%	1.17%	1.20%
Net investment income (loss)	.61%G	.63%	.50%	.59%	.55%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,504,037	$1,115,089	$652,774	$169,594	$72,421	$18,449
Portfolio turnover rateH	160%G	151%	155%	167%	176%	197%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$18.88	$20.46	$16.22
Income from Investment Operations
Net investment income (loss)B	.07	.16	.06
Net realized and unrealized gain (loss)	2.96	(1.68)	4.18
Total from investment operations	3.03	(1.52)	4.24
Distributions from net investment income	(.12)	(.06)	–
Total distributions	(.12)	(.06)	–
Redemption fees added to paid in capitalB	–	–	–C
Net asset value, end of period	$21.79	$18.88	$20.46
Total ReturnD,E	16.18%	(7.46)%	26.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.89%	.96%H
Expenses net of fee waivers, if any	.84%H	.89%	.96%H
Expenses net of all reductions	.81%H	.83%	.94%H
Net investment income (loss)	.73%H	.76%	.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$290,367	$153,913	$59,734
Portfolio turnover rateI	160%H	151%	155%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$338,793,449
Gross unrealized depreciation	(11,915,077)
Net unrealized appreciation (depreciation)	$326,878,372
Tax Cost	$1,917,906,405

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(33,526,260)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,679,355,131 and $1,442,320,912, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$245,675	$20,236
Class M	.25%	.25%	228,078	3,018
Class C	.75%	.25%	535,447	148,865
			$1,009,200	$172,119

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$87,554
Class M	6,237
Class C(a)	16,374
$110,165

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$196,402.20
Class M	96,281.21
Class C	105,195.20
Class I	1,039,814.17
Class Z	45,991.05
	$1,483,683

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,140 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$17,295,652	2.57%	$28,438

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,495 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,993,507. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $398,869, including $61,160 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $263,382 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,586.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,283.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$402,278	$85,926
Class I	5,699,242	1,520,196
Class Z	1,016,176	194,282
Total	$7,117,696	$1,800,404

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	2,541,906	5,619,393	$47,960,943	$111,188,105
Reinvestment of distributions	22,478	4,343	392,018	84,071
Shares redeemed	(2,016,657)	(3,921,150)	(36,499,477)	(75,740,806)
Net increase (decrease)	547,727	1,702,586	$11,853,484	$35,531,370
Class M
Shares sold	478,537	1,392,282	$8,585,631	$26,802,724
Shares redeemed	(530,601)	(915,804)	(9,360,855)	(17,480,449)
Net increase (decrease)	(52,064)	476,478	$(775,224)	$9,322,275
Class C
Shares sold	859,288	3,456,992	$13,817,200	$60,466,658
Shares redeemed	(1,925,303)	(1,517,181)	(31,697,247)	(25,987,529)
Net increase (decrease)	(1,066,015)	1,939,811	$(17,880,047)	$34,479,129
Class I
Shares sold	27,564,714	42,034,960	$542,542,452	$884,843,888
Reinvestment of distributions	250,184	64,781	4,653,416	1,337,720
Shares redeemed	(17,887,825)	(14,886,018)	(344,009,936)	(307,898,733)
Net increase (decrease)	9,927,073	27,213,723	$203,185,932	$578,282,875
Class Z
Shares sold	7,030,389	6,965,818	$140,947,434	$144,277,729
Reinvestment of distributions	38,432	6,285	715,226	129,857
Shares redeemed	(1,895,485)	(1,739,970)	(36,598,472)	(35,948,108)
Net increase (decrease)	5,173,336	5,232,133	$105,064,188	$108,459,478

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.25%
Actual		$1,000.00	$1,159.60	$6.69
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Class M	1.51%
Actual		$1,000.00	$1,158.40	$8.08
Hypothetical-C		$1,000.00	$1,017.31	$7.55
Class C	1.99%
Actual		$1,000.00	$1,154.70	$10.63
Hypothetical-C		$1,000.00	$1,014.93	$9.94
Class I	.97%
Actual		$1,000.00	$1,161.00	$5.20
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class Z	.84%
Actual		$1,000.00	$1,161.80	$4.50
Hypothetical-C		$1,000.00	$1,020.63	$4.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor International Capital Appreciation Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Advisor International Capital Appreciation Fund

2018 Total Return % vs. Morningstar Custom Foreign Large Value Blend Growth and MSCI AC Wld exUS (Net MA):

75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
10.00
8.00
6.00
4.00
11.70
10.58
8.37
7.47
4.33
30.0
25.0
20.0
15.0
10.0
28.0
24.2
18.4
16.6
10.1
70.0
60.0
50.0
40.0
30.0
20.0
62.6
54.6
41.0
34.8
28.0
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	89%	93%	96%
Class C	87%	89%	94%
Class I	90%	94%	97%
Class M	89%	92%	96%
Class Z	90%	-	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor International Capital Appreciation Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class A, Class M, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of positive performance fees. Excluding performance fees, the total expense ratio of Class A ranked below the median. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.45%, 1.70%, 2.20%, 1.20%, and 1.05% through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AICAP-SANN-0619
1.703428.121

Fidelity Advisor® Diversified International Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2019

% of fund's net assets
SAP SE (Germany, Software)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	1.7
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.5
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	1.5
8.8

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	22.8
Information Technology	15.4
Industrials	14.8
Health Care	14.0
Consumer Staples	8.1

Top Five Countries as of April 30, 2019

(excluding cash equivalents)	% of fund's net assets
Japan	16.5
United Kingdom	13.0
Germany	9.0
France	6.5
United States of America	6.5

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Stocks	96.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
Australia - 1.1%
CSL Ltd.	76,742	$10,742
Magellan Financial Group Ltd.	290,983	9,151

TOTAL AUSTRALIA		19,893

Bailiwick of Jersey - 1.0%
Experian PLC	317,800	9,251
Ferguson PLC	114,946	8,154

TOTAL BAILIWICK OF JERSEY		17,405

Belgium - 1.1%
KBC Groep NV	238,380	17,652
Umicore SA	87,800	3,397

TOTAL BELGIUM		21,049

Bermuda - 1.7%
Credicorp Ltd. (United States)	38,505	9,122
Hiscox Ltd.	342,900	7,485
IHS Markit Ltd. (a)	133,488	7,644
Marvell Technology Group Ltd.	279,500	6,993

TOTAL BERMUDA		31,244

Brazil - 0.3%
BM&F BOVESPA SA	321,500	2,825
Notre Dame Intermedica Participacoes SA	309,500	2,772

TOTAL BRAZIL		5,597

Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	367,400	21,662
Cenovus Energy, Inc. (Canada)	572,800	5,678
Constellation Software, Inc.	8,300	7,323
Fairfax India Holdings Corp. (a)(b)	419,800	5,625
Suncor Energy, Inc.	463,100	15,272
Waste Connection, Inc. (Canada)	21,400	1,986

TOTAL CANADA		57,546

Cayman Islands - 1.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	62,600	11,617
ENN Energy Holdings Ltd.	292,700	2,765
Momo, Inc. ADR	48,600	1,704
Sea Ltd. ADR (a)	84,000	2,091
Tencent Holdings Ltd.	201,800	9,946
Zai Lab Ltd. ADR (a)	69,154	1,843

TOTAL CAYMAN ISLANDS		29,966

China - 1.5%
Kweichow Moutai Co. Ltd. (A Shares)	62,476	9,035
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	665,000	8,050
Shanghai International Airport Co. Ltd. (A Shares)	488,272	5,121
Wuliangye Yibin Co. Ltd. (A Shares)	296,200	4,502

TOTAL CHINA		26,708

Denmark - 1.3%
DONG Energy A/S (b)	123,400	9,447
DSV de Sammensluttede Vognmaend A/S	58,600	5,414
Netcompany Group A/S (b)	73,700	2,629
Novozymes A/S Series B	129,900	6,054

TOTAL DENMARK		23,544

France - 6.5%
Amundi SA (b)	169,158	12,152
Capgemini SA	124,800	15,131
Danone SA	49,100	3,971
Elis SA	62,700	1,118
Ipsen SA	18,300	2,137
Kering SA	10,304	6,091
Legrand SA	75,500	5,548
LVMH Moet Hennessy - Louis Vuitton SA	53,743	21,100
Pernod Ricard SA	10,100	1,760
Sanofi SA	224,655	19,601
SR Teleperformance SA	72,800	13,987
VINCI SA	159,500	16,109

TOTAL FRANCE		118,705

Germany - 9.0%
adidas AG	54,209	13,929
Allianz SE	68,400	16,533
Bayer AG	162,026	10,784
Continental AG	27,800	4,595
Deutsche Borse AG	103,800	13,870
Deutsche Post AG	291,526	10,134
Fresenius SE & Co. KGaA	64,300	3,648
Hannover Reuck SE	68,200	10,281
Linde PLC	105,738	19,023
Morphosys AG (a)	16,383	1,624
Morphosys AG sponsored ADR	104,317	2,572
SAP SE	296,573	38,233
Symrise AG	105,700	10,160
Vonovia SE	190,800	9,517

TOTAL GERMANY		164,903

Hong Kong - 2.5%
AIA Group Ltd.	3,138,200	32,133
BOC Hong Kong (Holdings) Ltd.	1,551,500	6,942
Techtronic Industries Co. Ltd.	1,041,500	7,528

TOTAL HONG KONG		46,603

India - 4.9%
Axis Bank Ltd. (a)	847,458	9,331
Godrej Consumer Products Ltd.	156,548	1,465
HDFC Bank Ltd.	687,971	22,824
Housing Development Finance Corp. Ltd.	704,987	20,194
Infosys Ltd. sponsored ADR	335,000	3,605
Kotak Mahindra Bank Ltd.	314,240	6,256
LIC Housing Finance Ltd.	628,032	4,479
Reliance Industries Ltd.	1,025,408	20,506

TOTAL INDIA		88,660

Indonesia - 1.1%
PT Bank Central Asia Tbk	4,639,700	9,361
PT Bank Rakyat Indonesia Tbk	32,290,000	9,902

TOTAL INDONESIA		19,263

Ireland - 2.6%
Allergan PLC	26,000	3,822
CRH PLC	235,900	7,919
DCC PLC (United Kingdom)	30,400	2,715
Kerry Group PLC Class A	103,000	11,529
Kingspan Group PLC (Ireland)	221,881	11,667
Ryanair Holdings PLC sponsored ADR (a)	117,336	9,110

TOTAL IRELAND		46,762

Israel - 0.5%
Check Point Software Technologies Ltd. (a)	73,300	8,852
Italy - 0.9%
FinecoBank SpA	158,100	2,081
Intesa Sanpaolo SpA	2,583,800	6,770
Moncler SpA	69,500	2,851
Recordati SpA	122,400	4,941

TOTAL ITALY		16,643

Japan - 16.5%
Bandai Namco Holdings, Inc.	86,500	4,116
Daikin Industries Ltd.	96,200	12,248
Hoya Corp.	368,300	25,838
Iriso Electronics Co. Ltd.	29,251	1,513
Itochu Corp.	381,600	6,851
Kao Corp.	156,600	12,030
Keyence Corp. (c)	41,700	25,875
KH Neochem Co. Ltd.	95,600	2,768
Minebea Mitsumi, Inc.	1,020,900	18,054
Misumi Group, Inc.	220,800	5,705
Mitsubishi UFJ Financial Group, Inc.	1,772,100	8,792
Morinaga & Co. Ltd.	6,000	249
Nabtesco Corp.	86,000	2,617
Nidec Corp.	22,700	3,217
Nissan Chemical Corp. (c)	40,100	1,775
Nitori Holdings Co. Ltd.	92,900	11,050
ORIX Corp. (c)	1,434,700	20,240
PALTAC Corp.	55,100	3,022
Persol Holdings Co., Ltd.	146,600	2,743
Recruit Holdings Co. Ltd.	587,300	17,551
Renesas Electronics Corp. (a)	1,180,100	6,282
Shimadzu Corp.	116,199	3,102
Shin-Etsu Chemical Co. Ltd.	125,100	11,850
Shiseido Co. Ltd.	127,800	10,002
SMC Corp.	31,700	13,107
SoftBank Corp.	140,400	14,887
Sony Corp.	128,100	6,452
Suzuki Motor Corp.	223,100	10,144
Takeda Pharmaceutical Co. Ltd. (c)	291,704	10,764
Tokyo Electron Ltd. (d)	40,500	6,415
Tsubaki Nakashima Co. Ltd.	82,868	1,532
Tsuruha Holdings, Inc.	123,500	10,499
Welcia Holdings Co. Ltd.	162,706	6,390
Yahoo! Japan Corp. (d)	1,261,300	3,352

TOTAL JAPAN		301,032

Korea (South) - 0.6%
LG Chemical Ltd.	14,023	4,349
SK Hynix, Inc.	102,770	6,975

TOTAL KOREA (SOUTH)		11,324

Luxembourg - 0.8%
B&M European Value Retail SA	2,163,595	11,130
Samsonite International SA (b)	918,600	2,635

TOTAL LUXEMBOURG		13,765

Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	420,700	2,659
Netherlands - 5.8%
Adyen BV (b)	3,307	2,691
ASML Holding NV	131,500	27,460
Heineken NV (Bearer)	71,300	7,696
Koninklijke Philips Electronics NV	260,500	11,187
NXP Semiconductors NV	123,400	13,034
Unilever NV (Certificaten Van Aandelen) (Bearer)	462,100	27,959
Wolters Kluwer NV	218,900	15,266

TOTAL NETHERLANDS		105,293

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	740,245	6,007
Norway - 1.4%
Adevinta ASA:
Class A (a)	362,200	3,653
Class B	180,300	1,774
Equinor ASA	540,000	12,046
Schibsted ASA (A Shares)	290,600	7,626

TOTAL NORWAY		25,099

South Africa - 0.3%
Capitec Bank Holdings Ltd.	52,900	4,943
Spain - 1.3%
Amadeus IT Holding SA Class A	103,500	8,233
CaixaBank SA	3,156,800	10,062
Masmovil Ibercom SA (a)	43,550	954
Prosegur Cash SA (b)	2,203,942	4,726

TOTAL SPAIN		23,975

Sweden - 2.0%
ASSA ABLOY AB (B Shares)	557,800	11,924
Coor Service Management Holding AB (b)	269,788	2,332
Indutrade AB	128,100	3,917
Svenska Handelsbanken AB (A Shares)	326,500	3,566
Swedbank AB (A Shares) (e)	233,500	3,815
Telefonaktiebolaget LM Ericsson (B Shares)	1,027,700	10,166

TOTAL SWEDEN		35,720

Switzerland - 5.9%
Alcon, Inc. (a)	225,672	12,996
Julius Baer Group Ltd.	168,480	8,138
Lonza Group AG	29,786	9,199
Medacta Group SA (b)	19,100	1,750
Roche Holding AG (participation certificate)	138,597	36,571
Sig Combibloc Group AG	50,360	490
Sika AG	124,710	19,093
Sonova Holding AG Class B	30,853	6,222
Swiss Re Ltd.	94,720	9,116
UBS Group AG	345,863	4,638

TOTAL SWITZERLAND		108,213

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	421,500	18,470
United Kingdom - 13.0%
Admiral Group PLC	91,600	2,633
Aon PLC	42,800	7,710
Ascential PLC	1,046,877	4,868
AstraZeneca PLC (United Kingdom)	336,879	25,097
Beazley PLC	555,100	4,169
Big Yellow Group PLC	201,900	2,741
BP PLC sponsored ADR	415,600	18,174
Bunzl PLC	429,000	12,917
Coca-Cola European Partners PLC	133,500	7,154
Compass Group PLC	524,692	11,939
Halma PLC	79,300	1,861
Hastings Group Holdings PLC (b)	652,742	1,620
InterContinental Hotel Group PLC	112,053	7,259
Lloyds Banking Group PLC	16,969,100	13,878
London Stock Exchange Group PLC	207,000	13,572
Micro Focus International PLC	118,178	2,986
Network International Holdings PLC (b)	440,800	2,995
Ocado Group PLC (a)	98,100	1,743
Prudential PLC	1,051,094	23,882
RELX PLC (Euronext N.V.)	697,647	16,010
Rentokil Initial PLC	796,000	4,048
Rio Tinto PLC	187,000	10,909
Smith & Nephew PLC	505,600	9,775
Spectris PLC	134,200	4,809
St. James's Place Capital PLC	373,900	5,468
Standard Chartered PLC (United Kingdom)	446,388	4,075
Tesco PLC	2,443,472	7,972
The Weir Group PLC	323,300	6,996

TOTAL UNITED KINGDOM		237,260

United States of America - 6.5%
Alphabet, Inc. Class C (a)	9,849	11,705
Amgen, Inc.	47,100	8,446
Becton, Dickinson & Co.	30,900	7,439
Boston Scientific Corp. (a)	226,400	8,404
Citigroup, Inc.	108,600	7,678
Coty, Inc. Class A (e)	498,900	5,398
IQVIA Holdings, Inc. (a)	61,800	8,584
Marsh & McLennan Companies, Inc.	56,800	5,356
MasterCard, Inc. Class A	77,700	19,754
Microsoft Corp.	90,000	11,754
QIAGEN NV (a)	108,327	4,220
Visa, Inc. Class A	119,900	19,715

TOTAL UNITED STATES OF AMERICA		118,453

TOTAL COMMON STOCKS
(Cost $1,324,325)		1,755,556

Nonconvertible Preferred Stocks - 0.0%
Germany - 0.0%
Sartorius AG (non-vtg.)
(Cost $379)	5,200	952

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 2.49% (f)	62,833,701	62,846
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	1,472,073	1,472
TOTAL MONEY MARKET FUNDS
(Cost $64,318)		64,318
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,389,022)		1,820,826
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,794
NET ASSETS - 100%		$1,825,620

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,602,000 or 2.7% of net assets.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$971
Fidelity Securities Lending Cash Central Fund	53
Total	$1,024

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$55,042	$30,209	$24,833	$--
Consumer Discretionary	139,292	99,801	39,491	--
Consumer Staples	149,273	109,371	39,902	--
Energy	71,676	71,676	--	--
Financials	416,750	230,865	185,885	--
Health Care	257,937	135,743	122,194	--
Industrials	264,993	199,078	65,915	--
Information Technology	279,288	230,889	48,399	--
Materials	97,787	67,109	30,678	--
Real Estate	12,258	12,258	--	--
Utilities	12,212	12,212	--	--
Money Market Funds	64,318	64,318	--	--
Total Investments in Securities:	$1,820,826	$1,263,529	$557,297	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,405) — See accompanying schedule: Unaffiliated issuers (cost $1,324,704)	$1,756,508
Fidelity Central Funds (cost $64,318)	64,318
Total Investment in Securities (cost $1,389,022)		$1,820,826
Cash		29
Foreign currency held at value (cost $1,016)		1,016
Receivable for investments sold
Regular delivery		3,475
Delayed delivery		6,059
Receivable for fund shares sold		856
Dividends receivable		8,532
Distributions receivable from Fidelity Central Funds		138
Prepaid expenses		1
Other receivables		131
Total assets		1,841,063
Liabilities
Payable for investments purchased
Regular delivery	$4,773
Delayed delivery	1,986
Payable for fund shares redeemed	5,056
Accrued management fee	1,004
Distribution and service plan fees payable	242
Other affiliated payables	342
Other payables and accrued expenses	568
Collateral on securities loaned	1,472
Total liabilities		15,443
Net Assets		$1,825,620
Net Assets consist of:
Paid in capital		$1,447,173
Total distributable earnings (loss)		378,447
Net Assets		$1,825,620
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($532,465 ÷ 24,194 shares)		$22.01
Maximum offering price per share (100/94.25 of $22.01)		$23.35
Class M:
Net Asset Value and redemption price per share ($178,559 ÷ 8,166 shares)		$21.87
Maximum offering price per share (100/96.50 of $21.87)		$22.66
Class C:
Net Asset Value and offering price per share ($67,172 ÷ 3,189 shares)(a)		$21.07
Class I:
Net Asset Value, offering price and redemption price per share ($781,284 ÷ 34,943 shares)		$22.36
Class Z:
Net Asset Value, offering price and redemption price per share ($266,140 ÷ 11,917 shares)		$22.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$18,881
Non-Cash dividends		2,976
Income from Fidelity Central Funds		1,024
Income before foreign taxes withheld		22,881
Less foreign taxes withheld		(1,518)
Total income		21,363
Expenses
Management fee	$6,031
Transfer agent fees	1,641
Distribution and service plan fees	1,633
Accounting and security lending fees	404
Custodian fees and expenses	111
Independent trustees' fees and expenses	5
Registration fees	71
Audit	62
Legal	4
Miscellaneous	5
Total expenses before reductions	9,967
Expense reductions	(69)
Total expenses after reductions		9,898
Net investment income (loss)		11,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(48,470)
Fidelity Central Funds	(1)
Foreign currency transactions	(39)
Total net realized gain (loss)		(48,510)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $464)	196,693
Assets and liabilities in foreign currencies	61
Total change in net unrealized appreciation (depreciation)		196,754
Net gain (loss)		148,244
Net increase (decrease) in net assets resulting from operations		$159,709

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,465	$21,211
Net realized gain (loss)	(48,510)	65,951
Change in net unrealized appreciation (depreciation)	196,754	(274,393)
Net increase (decrease) in net assets resulting from operations	159,709	(187,231)
Distributions to shareholders	(82,038)	(24,045)
Share transactions - net increase (decrease)	(144,178)	(148,877)
Total increase (decrease) in net assets	(66,507)	(360,153)
Net Assets
Beginning of period	1,892,127	2,252,280
End of period	$1,825,620	$1,892,127

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified International Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.08	$23.43	$19.38	$20.10	$19.56	$19.47
Income from Investment Operations
Net investment income (loss)A	.12	.21	.17	.18	.15	.27B
Net realized and unrealized gain (loss)	1.72	(2.33)C	4.11	(.77)	.61	.17
Total from investment operations	1.84	(2.12)	4.28	(.59)	.76	.44
Distributions from net investment income	(.17)	(.16)	(.19)	(.13)	(.20)	(.18)
Distributions from net realized gain	(.74)	(.07)	(.05)	–	(.02)	(.17)
Total distributions	(.91)	(.23)	(.23)D	(.13)	(.22)	(.35)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$22.01	$21.08	$23.43	$19.38	$20.10	$19.56
Total ReturnF,G,H	9.27%	(9.14)%C	22.39%	(2.97)%	3.93%	2.28%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.20%K	1.19%	1.21%	1.23%	1.22%	1.26%
Expenses net of fee waivers, if any	1.20%K	1.19%	1.21%	1.23%	1.22%	1.26%
Expenses net of all reductions	1.19%K	1.17%	1.20%	1.22%	1.21%	1.26%
Net investment income (loss)	1.16%K	.89%	.82%	.92%	.75%	1.34%B
Supplemental Data
Net assets, end of period (in millions)	$532	$463	$579	$574	$662	$693
Portfolio turnover rateL	45%K	32%	44%	31%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.62)%

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.046 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.91	$23.24	$19.21	$19.92	$19.38	$19.30
Income from Investment Operations
Net investment income (loss)A	.09	.14	.12	.13	.10	.21B
Net realized and unrealized gain (loss)	1.71	(2.31)C	4.08	(.77)	.61	.18
Total from investment operations	1.80	(2.17)	4.20	(.64)	.71	.39
Distributions from net investment income	(.11)	(.09)	(.13)	(.07)	(.15)	(.14)
Distributions from net realized gain	(.74)	(.07)	(.05)	–	(.02)	(.17)
Total distributions	(.84)D	(.16)	(.17)E	(.07)	(.17)	(.31)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$21.87	$20.91	$23.24	$19.21	$19.92	$19.38
Total ReturnG,H,I	9.14%	(9.40)%C	22.10%	(3.22)%	3.67%	2.04%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.47%L	1.46%	1.48%	1.49%	1.48%	1.51%
Expenses net of fee waivers, if any	1.47%L	1.46%	1.47%	1.49%	1.48%	1.51%
Expenses net of all reductions	1.46%L	1.44%	1.47%	1.48%	1.47%	1.51%
Net investment income (loss)	.89%L	.62%	.56%	.66%	.49%	1.09%B
Supplemental Data
Net assets, end of period (in millions)	$179	$175	$224	$224	$271	$284
Portfolio turnover rateM	45%L	32%	44%	31%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.88)%.

 D Total distributions of $.84 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $.735 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.046 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.11	$22.35	$18.48	$19.19	$18.68	$18.63
Income from Investment Operations
Net investment income (loss)A	.04	.03	.01	.03	–B	.11C
Net realized and unrealized gain (loss)	1.66	(2.23)D	3.94	(.74)	.59	.18
Total from investment operations	1.70	(2.20)	3.95	(.71)	.59	.29
Distributions from net investment income	–	–	(.03)	–	(.06)	(.07)
Distributions from net realized gain	(.74)	(.04)	(.05)	–	(.02)	(.17)
Total distributions	(.74)	(.04)	(.08)	–	(.08)	(.24)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$21.07	$20.11	$22.35	$18.48	$19.19	$18.68
Total ReturnE,F,G	8.88%	(9.85)%D	21.46%	(3.70)%	3.15%	1.58%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.98%J	1.95%	1.96%	1.98%	1.97%	2.00%
Expenses net of fee waivers, if any	1.98%J	1.95%	1.96%	1.98%	1.97%	2.00%
Expenses net of all reductions	1.97%J	1.94%	1.96%	1.98%	1.96%	2.00%
Net investment income (loss)	.38%J	.13%	.07%	.17%	- %K	.60%C
Supplemental Data
Net assets, end of period (in millions)	$67	$150	$211	$206	$251	$243
Portfolio turnover rateL	45%J	32%	44%	31%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (10.33)%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.44	$23.85	$19.73	$20.46	$19.91	$19.80
Income from Investment Operations
Net investment income (loss)A	.15	.27	.24	.24	.21	.33B
Net realized and unrealized gain (loss)	1.75	(2.37)C	4.18	(.78)	.63	.18
Total from investment operations	1.90	(2.10)	4.42	(.54)	.84	.51
Distributions from net investment income	(.24)	(.24)	(.25)	(.19)	(.26)	(.23)
Distributions from net realized gain	(.74)	(.07)	(.05)	–	(.02)	(.17)
Total distributions	(.98)	(.31)	(.30)	(.19)	(.29)D	(.40)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$22.36	$21.44	$23.85	$19.73	$20.46	$19.91
Total ReturnF,G	9.43%	(8.94)%C	22.75%	(2.69)%	4.24%	2.60%
Ratios to Average Net AssetsH,I
Expenses before reductions	.93%J	.92%	.93%	.94%	.94%	.97%
Expenses net of fee waivers, if any	.92%J	.92%	.93%	.94%	.94%	.97%
Expenses net of all reductions	.92%J	.91%	.92%	.94%	.94%	.97%
Net investment income (loss)	1.43%J	1.16%	1.10%	1.21%	1.03%	1.63%B
Supplemental Data
Net assets, end of period (in millions)	$781	$807	$953	$757	$747	$648
Portfolio turnover rateK	45%J	32%	44%	31%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.42)%.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.022 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.44	$23.85	$19.73	$20.46	$19.93	$19.81
Income from Investment Operations
Net investment income (loss)A	.16	.31	.27	.27	.24	.36B
Net realized and unrealized gain (loss)	1.74	(2.37)C	4.18	(.78)	.61	.19
Total from investment operations	1.90	(2.06)	4.45	(.51)	.85	.55
Distributions from net investment income	(.28)	(.28)	(.28)	(.22)	(.30)	(.26)
Distributions from net realized gain	(.74)	(.07)	(.05)	–	(.02)	(.17)
Total distributions	(1.01)D	(.35)	(.33)	(.22)	(.32)	(.43)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$22.33	$21.44	$23.85	$19.73	$20.46	$19.93
Total ReturnF,G	9.47%	(8.78)%C	22.94%	(2.54)%	4.34%	2.81%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.78%	.78%	.79%	.79%	.81%
Expenses net of fee waivers, if any	.78%J	.78%	.78%	.79%	.79%	.81%
Expenses net of all reductions	.77%J	.76%	.78%	.79%	.78%	.81%
Net investment income (loss)	1.57%J	1.30%	1.25%	1.36%	1.18%	1.79%B
Supplemental Data
Net assets, end of period (in millions)	$266	$298	$286	$93	$83	$24
Portfolio turnover rateK	45%J	32%	44%	31%	34%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.11 per share. Excluding these litigation proceeds, the total return would have been (9.26) %.

 D Total distributions of $1.01 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $.735 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$481,625
Gross unrealized depreciation	(52,059)
Net unrealized appreciation (depreciation)	$429,566
Tax cost	$1,391,260

Delayed Delivery Transactions and When-Issued Securities. During the period, the transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $387,119 and $561,663, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$574	$10
Class M	.25%	.25%	428	9
Class C	.75%	.25%	631	36
			$1,633	$55

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$19
Class M	5
Class C(a)	4
$28

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$495.21
Class M	202.24
Class C	149.24
Class I	727.19
Class Z	68.05
	$1,641

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $53. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $62 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses in an amount less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$19,552	$5,653
Class M	6,962	1,520
Class C	5,360	401
Class I	36,043	12,234
Class Z	14,122	4,237
Total	$82,038	$24,045

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	4,242	2,464	$89,325	$58,230
Reinvestment of distributions	940	235	18,359	5,469
Shares redeemed	(2,960)	(5,429)	(60,499)	(126,599)
Net increase (decrease)	2,222	(2,730)	$47,185	$(62,900)
Class M
Shares sold	277	557	$5,661	$13,025
Reinvestment of distributions	353	64	6,857	1,487
Shares redeemed	(817)	(1,889)	(16,728)	(44,045)
Net increase (decrease)	(187)	(1,268)	$(4,210)	$(29,533)
Class C
Shares sold	147	462	$2,848	$10,419
Reinvestment of distributions	280	16	5,253	361
Shares redeemed	(4,689)	(2,468)	(94,422)	(55,659)
Net increase (decrease)	(4,262)	(1,990)	$(86,321)	$(44,879)
Class I
Shares sold	2,519	6,999	$51,934	$164,832
Reinvestment of distributions	1,548	434	30,665	10,246
Shares redeemed	(6,742)	(9,766)	(139,527)	(231,388)
Net increase (decrease)	(2,675)	(2,333)	$(56,928)	$(56,310)
Class Z
Shares sold	3,101	5,480	$65,002	$130,793
Reinvestment of distributions	636	164	12,575	3,858
Shares redeemed	(5,723)	(3,743)	(121,481)	(89,906)
Net increase (decrease)	(1,986)	1,901	$(43,904)	$44,745

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.20%
Actual		$1,000.00	$1,092.70	$6.23
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class M	1.47%
Actual		$1,000.00	$1,091.40	$7.62
Hypothetical-C		$1,000.00	$1,017.50	$7.35
Class C	1.98%
Actual		$1,000.00	$1,088.80	$10.25
Hypothetical-C		$1,000.00	$1,014.98	$9.89
Class I	.92%
Actual		$1,000.00	$1,094.30	$4.78
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Class Z	.78%
Actual		$1,000.00	$1,094.70	$4.05
Hypothetical-C		$1,000.00	$1,020.93	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Diversified International Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Advisor Diversified International Fund

2018 Total Return % vs. Morningstar Foreign Large Blend and MSCI EAFE (Net MA):

75% beaten
25% beaten
Benchmark
Class I
Class C
8.00
7.00
6.00
5.00
4.00
7.08
7.19
6.07
4.97
4.61
18.00
16.00
14.00
12.00
10.00
16.14
16.26
14.07
10.59
10.09
50.0
45.0
40.0
35.0
30.0
25.0
45.1
37.9
37.6
37.8
28.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	38%	37%	89%
Class C	29%	22%	72%
Class I	43%	45%	92%
Class M	36%	31%	84%
Class Z	46%	50%	-

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Diversified International Fund

The Board considered that effective August 1, 2014, the fund's individual fund fee rate was reduced from 0.450% to 0.424%. The Board considered that the chart below reflects the fund's lower management fee rate for 2014, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ADIF-SANN-0619
1.720067.120

Fidelity Advisor® Global Capital Appreciation Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2019

% of fund's net assets
Activision Blizzard, Inc. (United States of America, Entertainment)	2.1
Alphabet, Inc. Class A (United States of America, Interactive Media & Services)	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3
Electronic Arts, Inc. (United States of America, Entertainment)	1.2
The AES Corp. (United States of America, Independent Power and Renewable Electricity Producers)	1.2
7.4

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	16.8
Industrials	13.7
Information Technology	13.1
Health Care	12.0
Consumer Discretionary	9.4

Top Five Countries as of April 30, 2019

(excluding cash equivalents)	% of fund's net assets
United States of America	48.6
Japan	6.9
United Kingdom	4.7
Cayman Islands	3.8
Ireland	3.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
		Shares	Value
Australia - 0.5%
Beacon Lighting Group Ltd.		100,270	$73,336
Imdex Ltd.		74,192	54,394
Northern Star Resources Ltd.		36,664	211,681
Webjet Ltd.		23,825	283,171

TOTAL AUSTRALIA			622,582

Austria - 0.2%
Erste Group Bank AG		5,600	224,230
Bailiwick of Jersey - 0.2%
WNS Holdings Ltd. sponsored ADR (a)		4,900	280,035
Bermuda - 2.4%
BW LPG Ltd. (a)(b)		6,600	30,218
Credicorp Ltd. (United States)		2,000	473,800
Essent Group Ltd. (a)		5,900	279,955
Genpact Ltd.		27,300	990,990
Hiscox Ltd.		5,196	113,423
Marvell Technology Group Ltd.		21,200	530,424
Tai Cheung Holdings Ltd.		205,000	217,157
Tai Fook Securities Group Ltd.		79,639	28,831

TOTAL BERMUDA			2,664,798

Brazil - 2.0%
BK Brasil Operacao e Assessoria a Restaurantes SA		41,500	240,146
BM&F BOVESPA SA		25,500	224,038
BR Properties SA		3,100	6,918
BTG Pactual Participations Ltd. unit		39,000	411,573
Direcional Engenharia SA		9,600	20,174
Even Construtora e Incorporadora SA (a)		36,800	61,097
Gafisa SA (a)		6,312	9,304
Gafisa SA rights 5/23/19 (a)		4,026	411
Helbor Empreendimentos SA (a)		27,900	9,036
IRB Brasil Resseguros SA		5,500	131,710
Localiza Rent A Car SA		27,900	257,576
Lojas Renner SA		21,900	261,833
Natura Cosmeticos SA		200	2,665
Notre Dame Intermedica Participacoes SA		24,546	219,850
Smiles Fidelidade SA		4,400	54,985
Sul America SA unit		46,664	371,303

TOTAL BRAZIL			2,282,619

British Virgin Islands - 0.6%
Nomad Foods Ltd. (a)		33,100	688,480
Canada - 3.2%
Canadian Natural Resources Ltd.		4,200	125,916
Canadian Natural Resources Ltd.		9,100	273,197
Constellation Software, Inc.		300	264,702
First Quantum Minerals Ltd.		28,800	304,188
Gluskin Sheff + Associates, Inc.		9,200	98,956
Lions Gate Entertainment Corp.:
Class A		29,850	435,512
Class B		3,250	44,200
Pan American Silver Corp.		7,408	94,156
Pan American Silver Corp. rights (a)(c)		38,400	0
Pason Systems, Inc.		3,300	49,142
PrairieSky Royalty Ltd.		6,600	95,130
Precision Drilling Corp. (a)		226,750	556,847
Stingray Group, Inc.		26,700	129,544
Suncor Energy, Inc.		21,200	699,124
Suncor Energy, Inc.		3,500	115,500
Torex Gold Resources, Inc. (a)		33,200	317,453

TOTAL CANADA			3,603,567

Cayman Islands - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)		4,900	909,293
Anta Sports Products Ltd.		46,000	324,266
Ausnutria Dairy Hunan Co. Ltd. (H Shares)		252,000	406,680
Chailease Holding Co. Ltd.		35,000	148,939
Greatview Aseptic Pack Co. Ltd.		12,000	7,297
Hengan International Group Co. Ltd.		32,500	286,480
HKBN Ltd.		62,000	110,963
Li Ning Co. Ltd. (a)		167,500	304,476
Logan Property Holdings Co. Ltd.		92,000	146,594
Sunny Optical Technology Group Co. Ltd.		21,300	259,706
Tencent Holdings Ltd.		13,800	680,170
Theravance Biopharma, Inc. (a)		9,900	236,115
Towngas China Co. Ltd.		57,110	45,427
Value Partners Group Ltd.		580,000	436,213
ZTO Express (Cayman), Inc. sponsored ADR		100	1,993

TOTAL CAYMAN ISLANDS			4,304,612

China - 0.6%
Air China Ltd. (H Shares)		4,000	4,767
Bank of China Ltd. (H Shares)		40,000	19,070
Beijing Urban Consolidated & Development Group Ltd. (H Shares) (b)		11,000	3,828
China Construction Bank Corp. (H Shares)		8,000	7,053
China Life Insurance Co. Ltd. (H Shares)		5,000	14,208
China Merchants Bank Co. Ltd. (H Shares)		55,000	272,195
Industrial & Commercial Bank of China Ltd. (H Shares)		27,000	20,272
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		25,500	308,669
Yunnan Baiyao Group Co. Ltd. (A Shares)		300	3,942

TOTAL CHINA			654,004

Colombia - 0.2%
Interconexion Electrica SA ESP		54,400	266,174
Curacao - 0.4%
Schlumberger Ltd.		11,900	507,892
Denmark - 0.5%
DONG Energy A/S (b)		3,400	260,301
GN Store Nord A/S		5,800	296,871

TOTAL DENMARK			557,172

Finland - 0.4%
Nokia Corp. sponsored ADR (d)		75,500	398,640
France - 3.5%
Air France KLM (Reg.) (a)		26,100	301,520
BNP Paribas SA		9,000	479,098
Danone SA		4,000	323,510
Edenred SA		3,700	174,338
Elis SA		13,900	247,885
Korian		7,100	285,566
LVMH Moet Hennessy - Louis Vuitton SA		800	314,094
Safran SA		2,000	291,522
SEB SA		1,600	292,872
Societe Generale Series A		15,800	501,042
Soitec SA (a)		3,400	343,782
Vivendi SA		12,100	351,213

TOTAL FRANCE			3,906,442

Germany - 1.6%
BAUER AG		7,400	185,916
Deutsche Post AG		16,792	583,697
KION Group AG		9,100	623,008
Krones AG		3,400	316,325
MLP AG		18,800	94,887

TOTAL GERMANY			1,803,833

Hong Kong - 0.8%
AIA Group Ltd.		86,800	888,783
Sino Land Ltd.		632	1,112

TOTAL HONG KONG			889,895

India - 1.7%
Bharat Heavy Electricals Ltd.		17,669	17,962
Biocon Ltd.		27,300	232,638
Divi's Laboratories Ltd.		7,400	185,603
HDFC Bank Ltd.		4,366	144,845
HDFC Bank Ltd. sponsored ADR		1,400	160,510
Praxis Home Retail Ltd. (a)		5	11
RBL Bank Ltd. (b)		13,600	132,559
Reliance Industries Ltd.		17,839	356,744
Tata Consultancy Services Ltd.		3,700	120,081
TCNS Clothing Co. Ltd. (a)(b)		13,900	163,923
Tech Mahindra Ltd. (a)		9,500	114,046
The Karnataka Bank Ltd. (a)		10,441	19,009
Torrent Pharmaceuticals Ltd.		8,500	218,691

TOTAL INDIA			1,866,622

Indonesia - 0.3%
PT Bank Bukopin Tbk (a)		520,100	11,387
PT Semen Gresik (Persero) Tbk		315,900	299,274
PT Sumber Alfaria Trijaya Tbk		128,900	9,272

TOTAL INDONESIA			319,933

Ireland - 3.5%
Allergan PLC		5,400	793,800
C&C Group PLC		125,421	476,175
Hibernia (REIT) PLC		172,958	277,405
Jazz Pharmaceuticals PLC (a)		6,300	817,551
Kingspan Group PLC (United Kingdom)		3,800	199,551
Medtronic PLC		7,100	630,551
Perrigo Co. PLC		11,300	541,496
Ryanair Holdings PLC sponsored ADR (a)		2,600	201,864

TOTAL IRELAND			3,938,393

Israel - 0.8%
CyberArk Software Ltd. (a)		3,100	399,683
Mellanox Technologies Ltd. (a)		1,300	156,390
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		26,600	404,852

TOTAL ISRAEL			960,925

Italy - 0.7%
Mediaset SpA (a)(d)		28,300	94,081
Technogym SpA (a)		59,600	730,642

TOTAL ITALY			824,723

Japan - 6.9%
Aichi Electric Co. Ltd.		3,500	84,833
Aucnet, Inc.		58,800	666,148
Bandai Namco Holdings, Inc.		7,400	352,080
Broadleaf Co. Ltd.		43,700	224,002
Daisue Construction Co. Ltd.		28,600	238,002
Ezaki Glico Co. Ltd.		11,200	589,183
Fanuc Corp.		1,600	300,601
FJ Next Co. Ltd.		25,600	204,533
Hokuriku Electrical Construction Co. Ltd.		19,400	159,004
Hoshizaki Corp.		2,100	135,733
Hoya Corp.		8,800	617,371
Lasertec Corp.		7,500	338,660
LIFULL Co. Ltd.		58,931	317,417
Maeda Seisakusho Co. Ltd.		17,500	69,909
Meitetsu Transport Co. Ltd.		7,500	156,538
Mikikogyo Co. Ltd.		5,300	180,798
Minebea Mitsumi, Inc.		27,900	493,406
Moriya Corp.		13,000	232,003
Nakano Corp.		43,400	184,673
NOF Corp.		17,400	617,775
Renesas Electronics Corp. (a)		18,500	98,483
Sakai Heavy Industries Ltd.		3,100	88,078
Sanei Architecture Planning Co. Ltd.		700	9,891
Seikitokyu Kogyo Co. Ltd.		94,400	480,496
SG Holdings Co. Ltd.		9,600	256,385
Shionogi & Co. Ltd.		6,800	395,321
Taiheiyo Cement Corp.		5,700	182,674
Zenkoku Hosho Co. Ltd.		4,100	143,175

TOTAL JAPAN			7,817,172

Kenya - 0.0%
Safaricom Ltd.		100	28
Korea (South) - 0.1%
Hyundai Fire & Marine Insurance Co. Ltd.		1,122	36,870
LG Chemical Ltd.		208	64,508

TOTAL KOREA (SOUTH)			101,378

Liberia - 0.2%
Royal Caribbean Cruises Ltd.		1,900	229,786
Mexico - 0.5%
Credito Real S.A.B. de CV		463,600	528,948
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit		39,000	60,453
Netherlands - 2.5%
Argenx SE ADR (a)		400	51,228
ASML Holding NV (Netherlands)		2,400	499,444
IMCD Group BV		3,600	290,719
Intertrust NV (b)		39,200	743,477
Koninklijke Philips Electronics NV		12,552	539,030
NSI NV		5,983	236,882
NSI NV rights 5/14/19 (a)(e)		5,983	7,516
PostNL NV		83,575	214,845
Yandex NV Series A (a)		7,300	273,239

TOTAL NETHERLANDS			2,856,380

Norway - 0.5%
Det Norske Oljeselskap ASA (DNO) (A Shares)		129,500	293,750
Grieg Seafood ASA		22,100	255,006
Kongsberg Gruppen ASA		150	2,173

TOTAL NORWAY			550,929

Panama - 0.2%
Copa Holdings SA Class A		2,400	199,824
Philippines - 0.0%
Century Properties Group, Inc.		1,560,000	15,070
Poland - 0.1%
Dino Polska SA (a)(b)		4,700	156,197
Portugal - 0.4%
Banco Comercial Portugues SA (Reg.) (a)		1,542,600	432,718
Russia - 0.1%
Bank St. Petersburg PJSC (a)		60,200	54,114
Sberbank of Russia		15,700	55,003

TOTAL RUSSIA			109,117

Singapore - 0.2%
Wing Tai Holdings Ltd.		115,400	173,936
Spain - 1.1%
Atresmedia Corporacion de Medios de Comunicacion SA		15,200	81,832
CaixaBank SA		213,400	680,211
Indra Sistemas SA (a)		26,600	313,263
Unicaja Banco SA (b)		180,400	207,193

TOTAL SPAIN			1,282,499

Sweden - 1.3%
Essity AB Class B		11,600	343,951
Indutrade AB		11,300	345,494
Nibe Industrier AB (B Shares)		11,500	154,616
Telefonaktiebolaget LM Ericsson (B Shares)		40,100	396,676
THQ Nordic AB (a)		12,000	277,896

TOTAL SWEDEN			1,518,633

Switzerland - 1.9%
Chubb Ltd.		2,300	333,960
Roche Holding AG (participation certificate)		5,570	1,469,719
Sika AG		1,880	287,826

TOTAL SWITZERLAND			2,091,505

Taiwan - 1.0%
Accton Technology Corp.		67,000	284,027
Makalot Industrial Co. Ltd.		35,000	241,247
Realtek Semiconductor Corp.		41,000	277,296
St.Shine Optical Co. Ltd.		1,000	18,640
Taiwan Semiconductor Manufacturing Co. Ltd.		33,000	277,060
TCI Co. Ltd.		3,136	46,783

TOTAL TAIWAN			1,145,053

Thailand - 0.7%
Energy Absolute PCL		167,600	292,745
Kasikornbank PCL (For. Reg.)		1,400	8,356
MC Group PCL		2,700	766
Muangthai Leasing PCL		147,800	238,480
Srisawad Corp. PCL		142,500	244,439

TOTAL THAILAND			784,786

United Kingdom - 4.7%
Admiral Group PLC		6,473	186,035
Aon PLC		1,900	342,266
ConvaTec Group PLC (b)		151,087	272,968
ConvaTec Group PLC ADR		1,900	13,870
Diageo PLC		6,655	280,560
Direct Line Insurance Group PLC		61,436	263,891
Fever-Tree Drinks PLC		522	21,401
Hastings Group Holdings PLC (b)		96,893	240,441
HomeServe PLC		24,900	352,295
Ibstock PLC (b)		43,200	147,141
Lloyds Banking Group PLC		550,856	450,510
Metro Bank PLC (a)(d)		3,777	36,939
Moneysupermarket.com Group PLC		34,386	163,081
Prudential PLC		14,345	325,938
Safestore Holdings PLC		39,558	332,199
Senior Engineering Group PLC		35,900	108,514
Smiths Group PLC		18,200	361,332
Spire Healthcare Group PLC (b)		109,505	191,202
Telecom Plus PLC		15,700	289,076
Tesco PLC		152,251	496,740
Unilever PLC		3,649	221,184
Volution Group PLC		81,400	183,632

TOTAL UNITED KINGDOM			5,281,215

United States of America - 48.6%
Abraxas Petroleum Corp. (a)		176,000	242,880
Activision Blizzard, Inc.		50,300	2,424,953
Akamai Technologies, Inc. (a)		8,300	664,498
Alexion Pharmaceuticals, Inc. (a)		7,000	952,910
Alleghany Corp. (a)		600	394,128
Allison Transmission Holdings, Inc.		4,800	224,928
Alphabet, Inc. Class A (a)		1,500	1,798,440
Amazon.com, Inc. (a)		200	385,304
American International Group, Inc.		15,000	713,550
Anadarko Petroleum Corp.		12,700	925,195
Anthem, Inc.		1,900	499,757
Apache Corp.		9,900	325,809
ARAMARK Holdings Corp.		8,600	267,288
Avnet, Inc.		4,100	199,301
Baker Hughes, a GE Co. Class A		1,900	45,638
bluebird bio, Inc. (a)		500	70,915
Broadcom, Inc.		900	286,560
Brunswick Corp.		2,400	122,904
Cabot Microelectronics Corp.		3,100	391,375
California Resources Corp. (a)(d)		6,100	128,588
CDW Corp.		3,750	396,000
Charles Schwab Corp.		5,700	260,946
Cheniere Energy, Inc. (a)		11,700	752,895
Cigna Corp.		2,300	365,332
Cimarex Energy Co.		4,100	281,506
Cisco Systems, Inc.		11,200	626,640
CIT Group, Inc.		10,700	569,989
Citigroup, Inc.		16,000	1,131,200
Cognizant Technology Solutions Corp. Class A		2,300	167,808
Conduent, Inc. (a)		44,100	565,803
Covetrus, Inc. (a)		1,600	52,592
Crown Holdings, Inc. (a)		17,200	999,836
CVS Health Corp.		2,245	122,083
Cyclerion Therapeutics, Inc. (a)		290	4,417
Del Frisco's Restaurant Group, Inc. (a)		31,600	211,720
Dine Brands Global, Inc.		5,700	505,362
Dorman Products, Inc. (a)		1,400	122,738
Dow, Inc. (a)		3,200	181,536
DowDuPont, Inc.		9,900	380,655
Dycom Industries, Inc. (a)		5,800	287,622
Electronic Arts, Inc. (a)		14,500	1,372,425
Element Solutions, Inc. (a)		42,800	464,808
EOG Resources, Inc.		3,500	336,175
Epizyme, Inc. (a)		12,600	156,366
Euronet Worldwide, Inc. (a)		7,400	1,109,186
Exelon Corp.		7,800	397,410
F5 Networks, Inc. (a)		1,200	188,280
FleetCor Technologies, Inc. (a)		1,200	313,140
Fluor Corp.		13,400	532,382
General Electric Co.		100	1,017
Global Payments, Inc.		2,200	321,354
Goldman Sachs Group, Inc.		2,000	411,840
Great Southern Bancorp, Inc.		1,800	104,310
Greif, Inc. Class A		4,471	176,694
HD Supply Holdings, Inc. (a)		12,700	580,263
Henry Schein, Inc. (a)		2,100	134,526
Hill-Rom Holdings, Inc.		1,500	152,130
Hubbell, Inc. Class B		3,300	421,080
Humana, Inc.		1,300	332,033
Huntington Bancshares, Inc.		50,607	704,449
ImmunoGen, Inc. (a)		15,300	36,567
Independence Contract Drilling, Inc. (a)		23,500	66,505
Ingevity Corp. (a)		1,200	138,012
Intercept Pharmaceuticals, Inc. (a)		300	25,854
Ironwood Pharmaceuticals, Inc. Class A (a)		2,900	34,481
Jacobs Engineering Group, Inc.		11,000	857,340
JBG SMITH Properties		6,800	289,340
Keysight Technologies, Inc. (a)		3,500	304,605
Las Vegas Sands Corp.		100	6,705
M&T Bank Corp.		3,500	595,245
Malibu Boats, Inc. Class A (a)		8,400	349,608
Martin Marietta Materials, Inc.		1,500	332,850
Matrix Service Co. (a)		20,700	405,927
Melinta Therapeutics, Inc. (a)(d)		3,060	13,403
MetLife, Inc.		16,000	738,080
Microsoft Corp.		5,100	666,060
Mondelez International, Inc.		23,000	1,169,550
MyoKardia, Inc. (a)		1,300	62,374
NMI Holdings, Inc. (a)		12,100	339,768
Noble Energy, Inc.		23,300	630,498
Northrop Grumman Corp.		2,100	608,811
Oceaneering International, Inc. (a)		20,700	397,440
PacWest Bancorp		7,300	288,715
Par Pacific Holdings, Inc. (a)		29,700	580,338
Party City Holdco, Inc. (a)		31,600	211,720
Planet Fitness, Inc. (a)		6,500	492,050
Post Holdings, Inc. (a)		2,700	304,506
Procter & Gamble Co.		7,100	756,008
PVH Corp.		2,400	309,576
Qualcomm, Inc.		6,900	594,297
Radian Group, Inc.		10,400	243,568
Radius Health, Inc. (a)		2,500	55,050
Regal Beloit Corp.		9,400	799,752
Regeneron Pharmaceuticals, Inc. (a)		2,500	857,850
Rexnord Corp. (a)		6,000	171,600
Sarepta Therapeutics, Inc. (a)		3,000	350,820
Spectrum Brands Holdings, Inc.		4,300	264,751
SS&C Technologies Holdings, Inc.		4,400	297,704
Starbucks Corp.		5,600	435,008
Stericycle, Inc. (a)		9,900	578,061
Stifel Financial Corp.		3,300	196,911
Store Capital Corp.		1,600	53,312
Team, Inc. (a)		7,300	123,370
Teradyne, Inc.		2,800	137,200
The AES Corp.		78,000	1,335,360
The Chemours Co. LLC		24,200	871,442
The Mosaic Co.		27,400	715,414
The New York Times Co. Class A		21,900	725,985
The Walt Disney Co.		5,200	712,244
TreeHouse Foods, Inc. (a)		8,900	596,122
TriMas Corp. (a)		4,500	139,185
Twitter, Inc. (a)		7,100	283,361
U.S. Foods Holding Corp. (a)		15,000	548,250
Ultragenyx Pharmaceutical, Inc. (a)		1,600	105,600
Umpqua Holdings Corp.		16,500	286,440
Under Armour, Inc. Class A (sub. vtg.) (a)		100	2,309
Union Pacific Corp.		2,200	389,488
Univar, Inc. (a)		12,000	267,960
Viavi Solutions, Inc. (a)		22,500	299,250
Virtusa Corp. (a)		4,700	261,085
Vistra Energy Corp.		22,100	602,225
Wells Fargo & Co.		22,200	1,074,702
WESCO International, Inc. (a)		2,500	143,100
World Fuel Services Corp.		19,600	604,660
YETI Holdings, Inc. (d)		12,400	442,432
Yum China Holdings, Inc.		100	4,754
Yum! Brands, Inc.		600	62,634
Zimmer Biomet Holdings, Inc.		4,500	554,220
Zoetis, Inc. Class A		4,000	407,360

TOTAL UNITED STATES OF AMERICA			54,868,241

TOTAL COMMON STOCKS
(Cost $103,880,420)			111,769,439

Nonconvertible Preferred Stocks - 0.1%
Brazil - 0.1%
Banco ABC Brasil SA		12,467	61,841
Banco do Estado Rio Grande do Sul SA		2,700	16,815
Companhia Paranaense de Energia-Copel (PN-B)		5,100	53,587
Itau Unibanco Holding SA		2,400	20,706
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $110,406)			152,949
		Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.8% 3/31/40(g)(h)	CAD
(Cost $4,419)		5,600	5,330
		Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.49% (i)		215,938	215,981
Fidelity Securities Lending Cash Central Fund 2.49% (i)(j)		1,074,774	1,074,882
TOTAL MONEY MARKET FUNDS
(Cost $1,290,863)			1,290,863
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $105,286,108)			113,218,581
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(298,086)
NET ASSETS - 100%			$112,920,495

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,549,448 or 2.3% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,371
Fidelity Securities Lending Cash Central Fund	10,390
Total	$45,761

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,951,045	$8,919,662	$1,031,383	$--
Consumer Discretionary	10,595,321	10,281,227	314,094	--
Consumer Staples	7,695,204	6,029,259	1,665,945	--
Energy	8,827,514	8,827,514	--	--
Financials	18,979,248	14,851,693	4,127,555	--
Health Care	13,783,515	11,774,766	2,008,749	--
Industrials	15,296,713	13,620,783	1,675,930	--
Information Technology	14,635,432	13,683,800	951,632	--
Materials	6,849,614	6,849,614	--	--
Real Estate	1,766,477	1,766,477	--	--
Utilities	3,542,305	3,542,305	--	--
Corporate Bonds	5,330	--	5,330	--
Money Market Funds	1,290,863	1,290,863	--	--
Total Investments in Securities:	$113,218,581	$101,437,963	$11,780,618	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,043,243) — See accompanying schedule: Unaffiliated issuers (cost $103,995,245)	$111,927,718
Fidelity Central Funds (cost $1,290,863)	1,290,863
Total Investment in Securities (cost $105,286,108)		$113,218,581
Foreign currency held at value (cost $2,247)		2,255
Receivable for investments sold		1,803,249
Receivable for fund shares sold		47,103
Dividends receivable		288,289
Interest receivable		31
Distributions receivable from Fidelity Central Funds		5,511
Prepaid expenses		69
Other receivables		54,461
Total assets		115,419,549
Liabilities
Payable for investments purchased
Regular delivery	$1,166,428
Delayed delivery	22,273
Payable for fund shares redeemed	97,564
Accrued management fee	44,444
Distribution and service plan fees payable	28,679
Other affiliated payables	23,247
Other payables and accrued expenses	41,584
Collateral on securities loaned	1,074,835
Total liabilities		2,499,054
Net Assets		$112,920,495
Net Assets consist of:
Paid in capital		$105,087,161
Total distributable earnings (loss)		7,833,334
Net Assets		$112,920,495
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,102,894 ÷ 2,205,944 shares)		$15.91
Maximum offering price per share (100/94.25 of $15.91)		$16.88
Class M:
Net Asset Value and redemption price per share ($21,468,934 ÷ 1,422,715 shares)		$15.09
Maximum offering price per share (100/96.50 of $15.09)		$15.64
Class C:
Net Asset Value and offering price per share ($14,806,875 ÷ 1,107,511 shares)(a)		$13.37
Class I:
Net Asset Value, offering price and redemption price per share ($41,541,792 ÷ 2,468,719 shares)		$16.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$1,000,995
Interest		84
Income from Fidelity Central Funds		45,761
Income before foreign taxes withheld		1,046,840
Less foreign taxes withheld		(56,644)
Total income		990,196
Expenses
Management fee
Basic fee	$382,706
Performance adjustment	(128,312)
Transfer agent fees	117,013
Distribution and service plan fees	178,239
Accounting and security lending fees	21,713
Custodian fees and expenses	18,860
Independent trustees' fees and expenses	322
Registration fees	49,992
Audit	59,156
Legal	2,198
Miscellaneous	400
Total expenses before reductions	702,287
Expense reductions	(8,219)
Total expenses after reductions		694,068
Net investment income (loss)		296,128
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,318
Fidelity Central Funds	(1)
Foreign currency transactions	(5,753)
Total net realized gain (loss)		59,564
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,783,226
Assets and liabilities in foreign currencies	2,393
Total change in net unrealized appreciation (depreciation)		5,785,619
Net gain (loss)		5,845,183
Net increase (decrease) in net assets resulting from operations		$6,141,311

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$296,128	$281,292
Net realized gain (loss)	59,564	12,417,623
Change in net unrealized appreciation (depreciation)	5,785,619	(21,261,349)
Net increase (decrease) in net assets resulting from operations	6,141,311	(8,562,434)
Distributions to shareholders	(10,356,661)	(17,875,671)
Share transacrtions - net increase (decrease)	(2,561,634)	6,794,419
Redemption fees	–	407
Total increase (decrease) in net assets	(6,776,984)	(19,643,279)
Net Assets
Beginning of period	119,697,479	139,340,758
End of period	$112,920,495	$119,697,479

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.48	$20.21	$16.18	$15.89	$15.32	$13.64
Income from Investment Operations
Net investment income (loss)A	.04	.05	.05	–B	(.01)	.01
Net realized and unrealized gain (loss)	.82	(1.22)	4.15	.38	.58	1.76
Total from investment operations	.86	(1.17)	4.20	.38	.57	1.77
Distributions from net investment income	(.02)	(.04)	–	–	–	(.02)
Distributions from net realized gain	(1.41)	(2.52)	(.17)	(.09)	–	(.06)
Total distributions	(1.43)	(2.56)	(.17)	(.09)	–	(.09)C
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$15.91	$16.48	$20.21	$16.18	$15.89	$15.32
Total ReturnD,E,F	6.12%	(6.74)%	26.17%	2.39%	3.72%	13.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.21%I	1.39%	1.48%	1.55%	1.57%	1.62%
Expenses net of fee waivers, if any	1.21%I	1.39%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.19%I	1.37%	1.44%	1.44%	1.44%	1.45%
Net investment income (loss)	.59%I	.26%	.28%	(.02)%	(.07)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$35,103	$33,589	$38,710	$39,565	$41,225	$35,987
Portfolio turnover rateJ	88%I	99%	137%	122%	176%	249%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$19.37	$15.56	$15.32	$14.81	$13.19
Income from Investment Operations
Net investment income (loss)A	.02	–	.01	(.04)	(.05)	(.03)
Net realized and unrealized gain (loss)	.78	(1.15)	3.97	.37	.56	1.71
Total from investment operations	.80	(1.15)	3.98	.33	.51	1.68
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.41)	(2.52)	(.17)	(.09)	–	(.06)
Total distributions	(1.41)	(2.52)	(.17)	(.09)	–	(.06)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$15.09	$15.70	$19.37	$15.56	$15.32	$14.81
Total ReturnC,D,E	6.00%	(6.97)%	25.80%	2.15%	3.44%	12.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%H	1.67%	1.77%	1.85%	1.89%	1.93%
Expenses net of fee waivers, if any	1.49%H	1.67%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.48%H	1.65%	1.69%	1.69%	1.69%	1.70%
Net investment income (loss)	.30%H	(.01)%	.03%	(.27)%	(.32)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,469	$21,339	$25,535	$21,351	$24,017	$20,975
Portfolio turnover rateI	88%H	99%	137%	122%	176%	249%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.11	$17.65	$14.26	$14.12	$13.72	$12.26
Income from Investment Operations
Net investment income (loss)A	(.01)	(.08)	(.07)	(.11)	(.12)	(.09)
Net realized and unrealized gain (loss)	.68	(1.02)	3.63	.34	.52	1.58
Total from investment operations	.67	(1.10)	3.56	.23	.40	1.49
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.41)	(2.44)	(.17)	(.09)	–	(.03)
Total distributions	(1.41)	(2.44)	(.17)	(.09)	–	(.03)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.37	$14.11	$17.65	$14.26	$14.12	$13.72
Total ReturnC,D,E	5.73%	(7.39)%	25.20%	1.62%	2.92%	12.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.96%H	2.14%	2.23%	2.31%	2.34%	2.40%
Expenses net of fee waivers, if any	1.96%H	2.14%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	1.95%H	2.12%	2.19%	2.19%	2.19%	2.20%
Net investment income (loss)	(.17)%H	(.48)%	(.47)%	(.77)%	(.82)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$14,807	$19,741	$24,215	$19,942	$21,186	$15,747
Portfolio turnover rateI	88%H	99%	137%	122%	176%	249%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.37	$21.16	$16.90	$16.55	$15.92	$14.18
Income from Investment Operations
Net investment income (loss)A	.07	.11	.11	.04	.03	.05
Net realized and unrealized gain (loss)	.87	(1.28)	4.33	.40	.60	1.82
Total from investment operations	.94	(1.17)	4.44	.44	.63	1.87
Distributions from net investment income	(.08)	(.10)	–	–	–	(.06)
Distributions from net realized gain	(1.41)	(2.52)	(.18)	(.09)	–	(.06)
Total distributions	(1.48)B	(2.62)	(.18)	(.09)	–	(.13)C
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$16.83	$17.37	$21.16	$16.90	$16.55	$15.92
Total ReturnE,F	6.33%	(6.45)%	26.52%	2.66%	3.96%	13.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	1.09%	1.16%	1.22%	1.26%	1.29%
Expenses net of fee waivers, if any	.89%I	1.09%	1.16%	1.20%	1.20%	1.20%
Expenses net of all reductions	.88%I	1.07%	1.15%	1.19%	1.19%	1.20%
Net investment income (loss)	.90%I	.57%	.57%	.23%	.18%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$41,542	$45,029	$50,881	$57,060	$59,117	$39,159
Portfolio turnover rateJ	88%I	99%	137%	122%	176%	249%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.48 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.406 per share.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.064 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,686,217
Gross unrealized depreciation	(7,882,697)
Net unrealized appreciation (depreciation)	$7,803,250
Tax cost	$105,415,061

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $47,850,749 and $57,658,100, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$40,379	$835
Class M	.25%	.25%	50,856	879
Class C	.75%	.25%	87,004	12,342
			$178,239	$14,056

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,112
Class M	1,003
Class C(a)	699
$2,814

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$36,785.23
Class M	26,863.26
Class C	19,937.23
Class I	33,428.16
	$117,013

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,071 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $162 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,390. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,795 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $424.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$2,906,974	$4,934,393
Class M	1,898,257	3,322,710
Class C	1,864,569	3,329,453
Class I	3,686,861	6,289,115
Total	$10,356,661	$17,875,671

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	281,145	327,844	$4,284,047	$6,088,684
Reinvestment of distributions	198,251	267,705	2,854,816	4,779,482
Shares redeemed	(311,911)	(472,747)	(4,578,459)	(8,656,517)
Net increase (decrease)	167,485	122,802	$2,560,404	$2,211,649
Class M
Shares sold	107,163	148,419	$1,569,816	$2,645,272
Reinvestment of distributions	138,334	194,710	1,891,020	3,320,374
Shares redeemed	(181,948)	(301,937)	(2,554,455)	(5,316,454)
Net increase (decrease)	63,549	41,192	$906,381	$649,192
Class C
Shares sold	76,627	336,353	$931,706	$5,409,086
Reinvestment of distributions	150,390	209,356	1,825,734	3,222,495
Shares redeemed	(518,901)	(517,958)	(6,687,075)	(8,241,987)
Net increase (decrease)	(291,884)	27,751	$(3,929,635)	$389,594
Class I
Shares sold	176,310	523,929	$2,790,921	$10,283,715
Reinvestment of distributions	229,038	322,367	3,483,673	6,048,866
Shares redeemed	(529,464)	(658,439)	(8,373,378)	(12,788,597)
Net increase (decrease)	(124,116)	187,857	$(2,098,784)	$3,543,984

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.21%
Actual		$1,000.00	$1,061.20	$6.18
Hypothetical-C		$1,000.00	$1,018.79	$6.06
Class M	1.49%
Actual		$1,000.00	$1,060.00	$7.61
Hypothetical-C		$1,000.00	$1,017.41	$7.45
Class C	1.96%
Actual		$1,000.00	$1,057.30	$10.00
Hypothetical-C		$1,000.00	$1,015.08	$9.79
Class I	.89%
Actual		$1,000.00	$1,063.30	$4.55
Hypothetical-C		$1,000.00	$1,020.38	$4.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Global Capital Appreciation Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Advisor Global Capital Appreciation Fund

2018 Total Return % vs. Morningstar Custom World Large/SMID Stock and MSCI AC World (Net MA):
75% beaten
25% beaten
Benchmark
Class I
Class C
16.00
14.00
12.00
10.00
8.00
6.00
14.68
14.18
13.49
11.15
6.49
35.0
30.0
25.0
20.0
15.0
30.6
28.2
27.5
23.7
18.6
90.0
80.0
70.0
60.0
50.0
40.0
81.7
72.5
67.0
59.8
44.4
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	80%	56%	90%
Class C	75%	43%	84%
Class I	82%	61%	91%
Class M	79%	52%	89%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Global Capital Appreciation Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Global Capital App
FA Global Capital App incl Perf. Fee
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
90
90
88
86
89
86
85
85
85
83
70
51
70
83
70
84
70
86
69
78
2013
2014
2015
2016
2018

TMG %	15%	19%	20%	20%	21%
Funds	610	626	642	667	687
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of positive performance fees and relatively higher other expenses due to asset levels. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.45%, 1.70%, 2.20%, and 1.20% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGLO-SANN-0619
1.719689.120

Fidelity Advisor® Emerging Asia Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd.	8.6
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4
Alibaba Group Holding Ltd. sponsored ADR	6.3
AIA Group Ltd.	4.7
Kweichow Moutai Co. Ltd. (A Shares)	3.2
Reliance Industries Ltd.	3.1
Housing Development Finance Corp. Ltd.	2.5
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2.2
HDFC Bank Ltd.	2.0
HKT Trust/HKT Ltd. unit	1.7
40.7

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	24.2
Information Technology	13.3
Consumer Discretionary	13.1
Communication Services	12.7
Industrials	8.7

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Stocks	95.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 1.6%
Blue Sky Alternative Investments Ltd. (a)	282,448	$53,760
HUB24 Ltd. (b)	152,852	1,616,295
Pro Medicus Ltd.	12,500	180,115
SpeedCast International Ltd.	403,509	1,103,680
Woodside Petroleum Ltd.	65,560	1,635,603

TOTAL AUSTRALIA		4,589,453

Bermuda - 2.0%
Hongkong Land Holdings Ltd.	428,800	2,988,736
Tai Cheung Holdings Ltd.	1,538,000	1,629,204
Vtech Holdings Ltd.	126,100	1,150,119

TOTAL BERMUDA		5,768,059

Cayman Islands - 19.8%
51job, Inc. sponsored ADR (a)	28,000	2,585,520
Alibaba Group Holding Ltd. sponsored ADR (a)	99,700	18,501,329
International Housewares Retail Co. Ltd.	6,277,900	1,648,541
NetEase, Inc. ADR	10,700	3,044,471
Shenzhou International Group Holdings Ltd.	313,000	4,201,369
SITC International Holdings Co. Ltd.	1,540,000	1,635,249
Tencent Holdings Ltd.	516,500	25,457,080
Value Partners Group Ltd.	1,872,000	1,407,914

TOTAL CAYMAN ISLANDS		58,481,473

China - 19.7%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	522,800	2,142,568
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	349,100	1,487,131
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	207,888	2,755,830
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	350,100	2,889,213
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	255,472	2,518,722
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	337,800	1,554,856
Kweichow Moutai Co. Ltd. (A Shares)	64,944	9,392,189
Midea Group Co. Ltd. (A Shares)	317,800	2,472,601
PICC Property & Casualty Co. Ltd. (H Shares)	1,576,590	1,770,569
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	546,500	6,615,200
Qingdao Port International Co. Ltd. (H Shares) (a)(c)	3,682,000	2,557,987
Shanghai International Airport Co. Ltd. (A Shares)	437,200	4,584,988
Shanghai M&G Stationery, Inc. (A Shares)	350,100	1,944,682
Shenzhen Expressway Co. (H Shares)	3,266,000	3,975,920
Sinopec Engineering Group Co. Ltd. (H Shares)	1,934,500	1,869,201
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	976,807	2,291,578
Wuliangye Yibin Co. Ltd. (A Shares)	184,200	2,799,553
Yunnan Baiyao Group Co. Ltd. (A Shares)	219,883	2,889,374
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	683,918	1,614,619

TOTAL CHINA		58,126,781

Hong Kong - 9.0%
AIA Group Ltd.	1,365,600	13,982,973
Dah Sing Banking Group Ltd.	1,174,400	2,245,564
Hong Kong Exchanges and Clearing Ltd.	109,473	3,795,719
Sino Land Ltd.	1,278,203	2,248,521
Techtronic Industries Co. Ltd.	578,000	4,177,621

TOTAL HONG KONG		26,450,398

India - 15.8%
Axis Bank Ltd. (a)	327,230	3,602,974
Bharti Infratel Ltd.	140,681	530,329
CCL Products (India) Ltd.	461,679	1,716,207
Havells India Ltd. (a)	146,726	1,631,963
HDFC Asset Management Co. Ltd. (c)	63,290	1,540,335
HDFC Bank Ltd.	175,127	5,809,958
Housing Development Finance Corp. Ltd.	259,806	7,442,186
Indraprastha Gas Ltd. (a)	405,036	1,819,106
Oberoi Realty Ltd.	359,207	2,616,419
Petronet LNG Ltd.	872,433	3,020,765
Power Grid Corp. of India Ltd.	1,365,532	3,654,647
Reliance Industries Ltd.	463,096	9,260,989
TCNS Clothing Co. Ltd. (a)(c)	164,260	1,937,125
UPL Ltd. (a)	149,011	2,073,514

TOTAL INDIA		46,656,517

Indonesia - 3.0%
PT Bank Central Asia Tbk	2,521,600	5,087,439
PT Bank Rakyat Indonesia Tbk	11,874,100	3,641,391

TOTAL INDONESIA		8,728,830

Israel - 0.1%
Sarine Technologies Ltd.	803,000	215,495
Japan - 1.5%
Keyence Corp.	3,100	1,923,533
SoftBank Corp.	22,300	2,364,500

TOTAL JAPAN		4,288,033

Korea (South) - 6.0%
Cafe24 Corp. (a)	10,691	881,724
Cuckoo Holdings Co. Ltd.	5,223	652,869
Hyundai Fire & Marine Insurance Co. Ltd.	49,864	1,638,558
KB Financial Group, Inc.	81,277	3,220,667
LG Chemical Ltd.	6,753	2,094,340
Samsung Electronics Co. Ltd.	104,400	4,112,284
SK Hynix, Inc.	72,914	4,948,588

TOTAL KOREA (SOUTH)		17,549,030

Malaysia - 0.3%
Bursa Malaysia Bhd	594,100	969,930
Multi-National - 1.7%
HKT Trust/HKT Ltd. unit	3,315,500	5,139,262
Philippines - 1.3%
Ayala Land, Inc.	4,192,300	3,964,704
Singapore - 0.7%
Wing Tai Holdings Ltd.	1,397,800	2,106,823
Taiwan - 9.1%
E.SUN Financial Holdings Co. Ltd.	4,164,922	3,416,632
Micro-Star International Co. Ltd.	567,000	1,570,617
Taiwan Semiconductor Manufacturing Co. Ltd.	2,250,393	18,893,761
Voltronic Power Technology Corp.	151,000	2,980,713

TOTAL TAIWAN		26,861,723

Thailand - 1.9%
Bangkok Bank PCL (For. Reg.)	221,600	1,451,066
Home Product Center PCL (For. Reg.)	4,134,300	2,033,634
Thai Beverage PCL	3,594,000	2,219,660

TOTAL THAILAND		5,704,360

United States of America - 0.9%
IPG Photonics Corp. (a)	15,900	2,778,207
TOTAL COMMON STOCKS
(Cost $183,933,392)		278,379,078

Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.
(Cost $3,271,485)	92,500	2,956,160

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.49% (d)	12,854,713	12,857,284
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	1,703,550	1,703,720
TOTAL MONEY MARKET FUNDS
(Cost $14,560,893)		14,561,004
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $201,765,770)		295,896,242
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,009,579)
NET ASSETS - 100%		$294,886,663

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,035,447 or 2.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,294
Fidelity Securities Lending Cash Central Fund	9,531
Total	$105,825

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$37,639,322	$9,817,742	$27,821,580	$--
Consumer Discretionary	38,514,302	38,514,302	--	--
Consumer Staples	21,925,426	21,925,426	--	--
Energy	13,917,357	13,917,357	--	--
Financials	71,451,698	41,822,900	29,628,798	--
Health Care	7,879,789	7,879,789	--	--
Industrials	25,596,337	25,596,337	--	--
Information Technology	39,214,993	20,321,232	18,893,761	--
Materials	4,167,854	4,167,854	--	--
Real Estate	15,554,407	15,554,407	--	--
Utilities	5,473,753	5,473,753	--	--
Money Market Funds	14,561,004	14,561,004	--	--
Total Investments in Securities:	$295,896,242	$219,552,103	$76,344,139	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,616,433) — See accompanying schedule: Unaffiliated issuers (cost $187,204,877)	$281,335,238
Fidelity Central Funds (cost $14,560,893)	14,561,004
Total Investment in Securities (cost $201,765,770)		$295,896,242
Foreign currency held at value (cost $998,438)		998,438
Receivable for investments sold		459,319
Receivable for fund shares sold		412,825
Dividends receivable		224,881
Distributions receivable from Fidelity Central Funds		29,593
Prepaid expenses		151
Other receivables		133,851
Total assets		298,155,300
Liabilities
Payable for investments purchased	$919,686
Payable for fund shares redeemed	204,985
Accrued management fee	168,886
Distribution and service plan fees payable	71,042
Other affiliated payables	64,005
Other payables and accrued expenses	136,313
Collateral on securities loaned	1,703,720
Total liabilities		3,268,637
Net Assets		$294,886,663
Net Assets consist of:
Paid in capital		$202,890,655
Total distributable earnings (loss)		91,996,008
Net Assets		$294,886,663
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($140,419,078 ÷ 3,593,967 shares)		$39.07
Maximum offering price per share (100/94.25 of $39.07)		$41.45
Class M:
Net Asset Value and redemption price per share ($41,523,472 ÷ 1,095,119 shares)		$37.92
Maximum offering price per share (100/96.50 of $37.92)		$39.30
Class C:
Net Asset Value and offering price per share ($28,985,672 ÷ 823,397 shares)(a)		$35.20
Class I:
Net Asset Value, offering price and redemption price per share ($72,857,709 ÷ 1,807,617 shares)		$40.31
Class Z:
Net Asset Value, offering price and redemption price per share ($11,100,732 ÷ 275,902 shares)		$40.23

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$1,384,130
Income from Fidelity Central Funds		105,825
Income before foreign taxes withheld		1,489,955
Less foreign taxes withheld		(108,440)
Total income		1,381,515
Expenses
Management fee	$923,924
Transfer agent fees	295,951
Distribution and service plan fees	467,384
Accounting and security lending fees	69,473
Custodian fees and expenses	48,113
Independent trustees' fees and expenses	733
Registration fees	80,499
Audit	65,378
Legal	1,164
Miscellaneous	894
Total expenses before reductions	1,953,513
Expense reductions	(19,672)
Total expenses after reductions		1,933,841
Net investment income (loss)		(552,326)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(415,260)
Fidelity Central Funds	(111)
Foreign currency transactions	(72,181)
Total net realized gain (loss)		(487,552)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $81,155)	58,731,445
Fidelity Central Funds	111
Assets and liabilities in foreign currencies	9,338
Total change in net unrealized appreciation (depreciation)		58,740,894
Net gain (loss)		58,253,342
Net increase (decrease) in net assets resulting from operations		$57,701,016

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(552,326)	$1,583,642
Net realized gain (loss)	(487,552)	20,926,638
Change in net unrealized appreciation (depreciation)	58,740,894	(71,369,376)
Net increase (decrease) in net assets resulting from operations	57,701,016	(48,859,096)
Distributions to shareholders	(15,626,458)	(1,669,451)
Share transactions - net increase (decrease)	3,951,419	(10,181,121)
Redemption fees	–	5,359
Total increase (decrease) in net assets	46,025,977	(60,704,309)
Net Assets
Beginning of period	248,860,686	309,564,995
End of period	$294,886,663	$248,860,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Emerging Asia Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$33.52	$39.98	$30.26	$28.75	$32.05	$31.34
Income from Investment Operations
Net investment income (loss)A	(.06)	.25	.27	.29	.31	.30
Net realized and unrealized gain (loss)	7.74	(6.48)	9.75	1.67	(1.76)	2.00B
Total from investment operations	7.68	(6.23)	10.02	1.96	(1.45)	2.30
Distributions from net investment income	(.19)	(.22)	(.24)	(.22)	(.18)	(.26)
Distributions from net realized gain	(1.93)	(.01)	(.07)	(.23)	(1.67)	(1.33)
Total distributions	(2.13)C	(.23)	(.31)	(.45)	(1.86)D	(1.59)
Redemption fees added to paid in capitalA	–	–E	.01	–E	.01	–E
Net asset value, end of period	$39.07	$33.52	$39.98	$30.26	$28.75	$32.05
Total ReturnF,G,H	24.12%	(15.67)%	33.54%	6.95%	(4.78)%	7.70%B
Ratios to Average Net AssetsI,J
Expenses before reductions	1.36%K	1.32%	1.38%	1.42%	1.37%	1.42%
Expenses net of fee waivers, if any	1.35%K	1.32%	1.37%	1.42%	1.37%	1.42%
Expenses net of all reductions	1.35%K	1.30%	1.36%	1.42%	1.36%	1.42%
Net investment income (loss)	(.32)%K	.62%	.80%	1.03%	1.00%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$140,419	$106,775	$137,165	$119,449	$125,528	$145,184
Portfolio turnover rateL	38%K	34%	43%	75%	70%	91%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18. Excluding this amount, the total return would have been 8.29%.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $1.933 per share.

 D Total distributions of $1.86 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.674 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$32.50	$38.80	$29.39	$27.93	$31.17	$30.53
Income from Investment Operations
Net investment income (loss)A	(.11)	.13	.16	.20	.21	.20
Net realized and unrealized gain (loss)	7.52	(6.29)	9.49	1.62	(1.71)	1.94B
Total from investment operations	7.41	(6.16)	9.65	1.82	(1.50)	2.14
Distributions from net investment income	(.05)	(.13)	(.18)	(.13)	(.08)	(.17)
Distributions from net realized gain	(1.93)	(.01)	(.07)	(.23)	(1.67)	(1.33)
Total distributions	(1.99)C	(.14)	(.25)	(.36)	(1.75)	(1.50)
Redemption fees added to paid in capitalA	–	–D	.01	–D	.01	–D
Net asset value, end of period	$37.92	$32.50	$38.80	$29.39	$27.93	$31.17
Total ReturnE,F,G	23.96%	(15.93)%	33.16%	6.62%	(5.05)%	7.34%B
Ratios to Average Net AssetsH,I
Expenses before reductions	1.66%J	1.61%	1.68%	1.72%	1.68%	1.73%
Expenses net of fee waivers, if any	1.65%J	1.61%	1.68%	1.72%	1.68%	1.73%
Expenses net of all reductions	1.64%J	1.59%	1.66%	1.72%	1.67%	1.73%
Net investment income (loss)	(.61)%J	.33%	.50%	.72%	.69%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$41,523	$33,478	$44,730	$35,791	$37,720	$44,563
Portfolio turnover rateK	38%J	34%	43%	75%	70%	91%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18. Excluding this amount, the total return would have been 7.93%.

 C Total distributions of $1.99 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $1.933 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$30.32	$36.29	$27.52	$26.17	$29.30	$28.78
Income from Investment Operations
Net investment income (loss)A	(.17)	(.04)	.02	.07	.07	.06
Net realized and unrealized gain (loss)	6.98	(5.86)	8.89	1.52	(1.59)	1.82B
Total from investment operations	6.81	(5.90)	8.91	1.59	(1.52)	1.88
Distributions from net investment income	–	(.05)	(.08)	(.01)	–	(.03)
Distributions from net realized gain	(1.93)	(.01)	(.07)	(.23)	(1.62)	(1.33)
Total distributions	(1.93)	(.07)C	(.14)D	(.24)	(1.62)	(1.36)
Redemption fees added to paid in capitalA	–	–E	–E	–E	.01	–E
Net asset value, end of period	$35.20	$30.32	$36.29	$27.52	$26.17	$29.30
Total ReturnF,G,H	23.67%	(16.30)%	32.58%	6.14%	(5.46)%	6.85%B
Ratios to Average Net AssetsI,J
Expenses before reductions	2.11%K	2.06%	2.11%	2.16%	2.11%	2.17%
Expenses net of fee waivers, if any	2.10%K	2.05%	2.11%	2.16%	2.11%	2.17%
Expenses net of all reductions	2.09%K	2.04%	2.09%	2.16%	2.10%	2.17%
Net investment income (loss)	(1.06)%K	(.11)%	.07%	.29%	.26%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$28,986	$48,507	$60,852	$43,016	$51,651	$57,226
Portfolio turnover rateL	38%K	34%	43%	75%	70%	91%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17. Excluding this amount, the total return would have been 7.44%.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.013 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.067 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$34.60	$41.27	$31.19	$29.63	$33.00	$32.24
Income from Investment Operations
Net investment income (loss)A	(.01)	.37	.38	.39	.41	.40
Net realized and unrealized gain (loss)	7.98	(6.68)	10.06	1.72	(1.81)	2.04B
Total from investment operations	7.97	(6.31)	10.44	2.11	(1.40)	2.44
Distributions from net investment income	(.33)	(.34)	(.31)	(.32)	(.31)	(.35)
Distributions from net realized gain	(1.93)	(.01)	(.07)	(.23)	(1.67)	(1.33)
Total distributions	(2.26)	(.36)C	(.37)D	(.55)	(1.98)	(1.68)
Redemption fees added to paid in capitalA	–	–E	.01	–E	.01	–E
Net asset value, end of period	$40.31	$34.60	$41.27	$31.19	$29.63	$33.00
Total ReturnF,G	24.31%	(15.43)%	33.97%	7.27%	(4.47)%	7.98%B
Ratios to Average Net AssetsH,I
Expenses before reductions	1.07%J	1.03%	1.08%	1.11%	1.07%	1.12%
Expenses net of fee waivers, if any	1.06%J	1.03%	1.07%	1.11%	1.07%	1.12%
Expenses net of all reductions	1.06%J	1.02%	1.06%	1.11%	1.06%	1.12%
Net investment income (loss)	(.03)%J	.91%	1.10%	1.34%	1.30%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$72,858	$59,527	$66,818	$37,364	$51,569	$48,693
Portfolio turnover rateK	38%J	34%	43%	75%	70%	91%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.19. Excluding this amount, the total return would have been 8.57%.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.307 and distributions from net realized gain of $.067 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$34.60	$38.03
Income from Investment Operations
Net investment income (loss)B	.02	–
Net realized and unrealized gain (loss)	7.96	(3.43)
Total from investment operations	7.98	(3.43)
Distributions from net investment income	(.42)	–
Distributions from net realized gain	(1.93)	–
Total distributions	(2.35)	–
Net asset value, end of period	$40.23	$34.60
Total ReturnC,D	24.39%	(9.02)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	.97%G
Expenses net of fee waivers, if any	.93%G	.97%G
Expenses net of all reductions	.93%G	.95%G
Net investment income (loss)	.10%G	(.02)%G
Supplemental Data
Net assets, end of period (000 omitted)	$11,101	$573
Portfolio turnover rateH	38%G	34%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$101,496,378
Gross unrealized depreciation	(8,690,483)
Net unrealized appreciation (depreciation)	$92,805,895
Tax cost	$203,090,347

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,640,012 and $54,683,790, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$148,227	$4,568
Class M	.25%	.25%	92,986	2,541
Class C	.75%	.25%	226,171	16,751
			$467,384	$23,860

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11,703
Class M	1,530
Class C(a)	2,343
$15,576

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$135,305.23
Class M	50,614.27
Class C	49,665.22
Class I	59,718.19
Class Z	649.05
	$295,951

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $103 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $376 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,531. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,591 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,008 and a portion of class-level operating expenses as follows:

Reimbursement
Class A	$6,907
Class M	2,269
Class C	2,951
Class I	3,879
Class Z	57
$16,063

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$6,691,790	$782,369
Class M	2,031,064	164,115
Class C	3,030,598	114,683
Class I	3,816,719	608,284
Class Z	56,287	–
Total	$15,626,458	$1,669,451

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	620,322	347,979	$22,889,043	$13,983,752
Reinvestment of distributions	188,292	18,295	6,170,342	726,143
Shares redeemed	(400,252)	(611,537)	(14,256,938)	(24,140,514)
Net increase (decrease)	408,362	(245,263)	$14,802,447	$(9,430,619)
Class M
Shares sold	77,987	106,289	$2,688,343	$4,193,456
Reinvestment of distributions	63,400	4,228	2,018,654	163,108
Shares redeemed	(76,377)	(233,325)	(2,629,059)	(8,901,416)
Net increase (decrease)	65,010	(122,808)	$2,077,938	$(4,544,852)
Class C
Shares sold	62,516	264,089	$2,025,294	$9,881,327
Reinvestment of distributions	97,571	2,994	2,890,051	108,193
Shares redeemed	(936,371)	(344,108)	(31,023,602)	(12,330,390)
Net increase (decrease)	(776,284)	(77,025)	$(26,108,257)	$(2,340,870)
Class I
Shares sold	391,191	916,032	$14,506,326	$38,220,251
Reinvestment of distributions	96,243	13,464	3,250,123	550,139
Shares redeemed	(400,488)	(828,029)	(14,524,128)	(33,233,325)
Net increase (decrease)	86,946	101,467	$3,232,321	$5,537,065
Class Z
Shares sold	278,438	16,569	$10,714,023	$598,155
Reinvestment of distributions	783	–	26,366	–
Shares redeemed	(19,888)	–	(793,419)	–
Net increase (decrease)	259,333	16,569	$9,946,970	$598,155

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.35%
Actual		$1,000.00	$1,241.20	$7.50
Hypothetical-C		$1,000.00	$1,018.10	$6.76
Class M	1.65%
Actual		$1,000.00	$1,239.60	$9.16
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class C	2.10%
Actual		$1,000.00	$1,236.70	$11.65
Hypothetical-C		$1,000.00	$1,014.38	$10.49
Class I	1.06%
Actual		$1,000.00	$1,243.10	$5.90
Hypothetical-C		$1,000.00	$1,019.54	$5.31
Class Z	.93%
Actual		$1,000.00	$1,243.90	$5.17
Hypothetical-C		$1,000.00	$1,020.18	$4.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Asia Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in September 2016 and December 2016. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Advisor Emerging Asia Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Emerging Asia Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AEA-SANN-0619
1.703637.121

Fidelity Advisor® Value Leaders Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Comcast Corp. Class A	5.7
Berkshire Hathaway, Inc. Class B	5.2
Cigna Corp.	4.8
Exxon Mobil Corp.	4.1
UnitedHealth Group, Inc.	3.9
The Walt Disney Co.	3.8
Roche Holding AG (participation certificate)	3.4
Wells Fargo & Co.	3.3
CBRE Group, Inc.	3.3
Celgene Corp.	3.0
40.5

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	28.7
Health Care	21.8
Communication Services	13.3
Energy	10.0
Consumer Staples	6.4

Asset Allocation (% of fund's net assets)

As of April 30, 2019 *
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 17.2%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 13.3%
Entertainment - 3.8%
The Walt Disney Co.	7,708	$1,055,765
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	451	540,731
Media - 7.5%
Comcast Corp. Class A	35,800	1,558,374
Fox Corp. Class A (a)	6,000	233,940
Interpublic Group of Companies, Inc.	12,100	278,300
		2,070,614

TOTAL COMMUNICATION SERVICES		3,667,110

CONSUMER DISCRETIONARY - 3.8%
Multiline Retail - 1.9%
Dollar General Corp.	4,100	516,969
Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	4,200	541,758

TOTAL CONSUMER DISCRETIONARY		1,058,727

CONSUMER STAPLES - 6.4%
Beverages - 2.0%
C&C Group PLC	141,102	535,710
Food Products - 4.4%
Danone SA	6,500	525,704
The Hershey Co.	4,700	586,795
The J.M. Smucker Co.	900	110,367
		1,222,866

TOTAL CONSUMER STAPLES		1,758,576

ENERGY - 10.0%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	17,100	410,742
Oil, Gas & Consumable Fuels - 8.5%
Exxon Mobil Corp.	14,100	1,131,948
GasLog Partners LP	18,600	391,716
Golar LNG Partners LP	30,700	388,048
Teekay LNG Partners LP	29,000	428,910
		2,340,622

TOTAL ENERGY		2,751,364

FINANCIALS - 28.7%
Banks - 8.1%
SunTrust Banks, Inc.	9,600	628,608
U.S. Bancorp	12,671	675,618
Wells Fargo & Co.	19,026	921,049
		2,225,275
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	3,600	741,312
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class B (a)	6,700	1,451,957
Insurance - 7.1%
Chubb Ltd.	5,300	769,560
Prudential PLC	17,873	406,099
The Travelers Companies, Inc.	5,400	776,250
		1,951,909
Mortgage Real Estate Investment Trusts - 5.6%
AGNC Investment Corp.	34,600	615,534
Annaly Capital Management, Inc.	55,400	558,986
MFA Financial, Inc.	50,100	376,251
		1,550,771

TOTAL FINANCIALS		7,921,224

HEALTH CARE - 21.8%
Biotechnology - 3.8%
Amgen, Inc.	1,200	215,184
Celgene Corp. (a)	8,800	833,008
		1,048,192
Health Care Providers & Services - 13.4%
Anthem, Inc.	2,300	604,969
Centene Corp. (a)	6,900	355,764
Cigna Corp.	8,300	1,318,372
UnitedHealth Group, Inc.	4,600	1,072,122
Wellcare Health Plans, Inc. (a)	1,300	335,855
		3,687,082
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	7,400	343,582
Roche Holding AG (participation certificate)	3,550	936,715
		1,280,297

TOTAL HEALTH CARE		6,015,571

INDUSTRIALS - 3.9%
Aerospace & Defense - 1.6%
United Technologies Corp.	3,000	427,830
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	8,000	648,000

TOTAL INDUSTRIALS		1,075,830

INFORMATION TECHNOLOGY - 4.6%
IT Services - 4.6%
Amdocs Ltd.	6,000	330,480
Cognizant Technology Solutions Corp. Class A	7,900	576,384
The Western Union Co.	18,900	367,416
		1,274,280
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Simon Property Group, Inc.	2,100	364,770
Real Estate Management & Development - 3.3%
CBRE Group, Inc. (a)	17,100	890,397

TOTAL REAL ESTATE		1,255,167

UTILITIES - 1.9%
Electric Utilities - 1.9%
Exelon Corp.	10,500	534,975
TOTAL COMMON STOCKS
(Cost $23,694,494)		27,312,824

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.49% (b)
(Cost $243,547)	243,499	243,547
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $23,938,041)		27,556,371
NET OTHER ASSETS (LIABILITIES) - 0.1%		27,539
NET ASSETS - 100%		$27,583,910

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,058
Total	$11,058

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,667,110	$3,667,110	$--	$--
Consumer Discretionary	1,058,727	1,058,727	--	--
Consumer Staples	1,758,576	1,232,872	525,704	--
Energy	2,751,364	2,751,364	--	--
Financials	7,921,224	7,515,125	406,099	--
Health Care	6,015,571	5,078,856	936,715	--
Industrials	1,075,830	1,075,830	--	--
Information Technology	1,274,280	1,274,280	--	--
Real Estate	1,255,167	1,255,167	--	--
Utilities	534,975	534,975	--	--
Money Market Funds	243,547	243,547	--	--
Total Investments in Securities:	$27,556,371	$25,687,853	$1,868,518	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.8%
Switzerland	6.2%
Marshall Islands	4.4%
Ireland	2.0%
France	1.9%
United Kingdom	1.5%
Bailiwick of Guernsey	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,694,494)	$27,312,824
Fidelity Central Funds (cost $243,547)	243,547
Total Investment in Securities (cost $23,938,041)		$27,556,371
Receivable for investments sold		152,704
Receivable for fund shares sold		1,923
Dividends receivable		28,779
Distributions receivable from Fidelity Central Funds		1,519
Prepaid expenses		14
Receivable from investment adviser for expense reductions		8,427
Other receivables		646
Total assets		27,750,383
Liabilities
Payable for investments purchased	$116,127
Payable for fund shares redeemed	3,822
Accrued management fee	7,180
Audit fee payable	24,136
Distribution and service plan fees payable	8,454
Other affiliated payables	6,066
Other payables and accrued expenses	688
Total liabilities		166,473
Net Assets		$27,583,910
Net Assets consist of:
Paid in capital		$24,054,600
Total distributable earnings (loss)		3,529,310
Net Assets		$27,583,910
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($16,839,409 ÷ 925,544 shares)		$18.19
Maximum offering price per share (100/94.25 of $18.19)		$19.30
Class M:
Net Asset Value and redemption price per share ($5,333,555 ÷ 291,919 shares)		$18.27
Maximum offering price per share (100/96.50 of $18.27)		$18.93
Class C:
Net Asset Value and offering price per share ($3,183,526 ÷ 180,471 shares)(a)		$17.64
Class I:
Net Asset Value, offering price and redemption price per share ($2,227,420 ÷ 121,595 shares)		$18.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$298,576
Income from Fidelity Central Funds		11,058
Total income		309,634
Expenses
Management fee
Basic fee	$76,302
Performance adjustment	(29,527)
Transfer agent fees	32,272
Distribution and service plan fees	55,694
Accounting fees and expenses	5,502
Custodian fees and expenses	2,570
Independent trustees' fees and expenses	81
Registration fees	33,444
Audit	29,954
Legal	1,827
Miscellaneous	91
Total expenses before reductions	208,210
Expense reductions	(12,057)
Total expenses after reductions		196,153
Net investment income (loss)		113,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(87,395)
Foreign currency transactions	71
Futures contracts	40,741
Total net realized gain (loss)		(46,583)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	568,987
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		568,930
Net gain (loss)		522,347
Net increase (decrease) in net assets resulting from operations		$635,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,481	$217,634
Net realized gain (loss)	(46,583)	2,239,985
Change in net unrealized appreciation (depreciation)	568,930	(1,305,995)
Net increase (decrease) in net assets resulting from operations	635,828	1,151,624
Distributions to shareholders	(2,172,169)	(177,168)
Share transactions - net increase (decrease)	(493,950)	(4,744,571)
Total increase (decrease) in net assets	(2,030,291)	(3,770,115)
Net Assets
Beginning of period	29,614,201	33,384,316
End of period	$27,583,910	$29,614,201

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Leaders Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$18.81	$16.03	$16.34	$15.79	$13.73
Income from Investment Operations
Net investment income (loss)A	.08	.16	.11	.12	.29	.12
Net realized and unrealized gain (loss)	.27B	.47C	2.75	(.15)D	.39E	1.94
Total from investment operations	.35	.63	2.86	(.03)	.68	2.06
Distributions from net investment income	(.19)	(.13)	(.08)	(.27)	(.12)	–
Distributions from net realized gain	(1.28)	–	–	(.02)	(.01)	–
Total distributions	(1.47)	(.13)	(.08)	(.28)F	(.13)	–
Net asset value, end of period	$18.19	$19.31	$18.81	$16.03	$16.34	$15.79
Total ReturnG,H,I	2.22%B	3.33%C	17.87%	(.18)%D	4.32%E	15.00%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.32%L	1.25%	1.39%	1.47%	1.49%	1.30%
Expenses net of fee waivers, if any	1.25%L	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24%L	1.25%	1.25%	1.24%	1.25%	1.25%
Net investment income (loss)	.95%L	.81%	.61%	.77%	1.78%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$16,839	$15,105	$17,848	$16,448	$18,237	$15,067
Portfolio turnover rateM	61%L	35%	34%	63%	54%	182%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.12%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 3.21%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been ( .24)%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.01%.

 F Total distributions of $.28 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.017 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.34	$18.82	$16.04	$16.33	$15.78	$13.75
Income from Investment Operations
Net investment income (loss)A	.06	.11	.07	.08	.25	.08
Net realized and unrealized gain (loss)	.28B	.47C	2.75	(.16)D	.39E	1.95
Total from investment operations	.34	.58	2.82	(.08)	.64	2.03
Distributions from net investment income	(.13)	(.06)	(.04)	(.20)	(.08)	–
Distributions from net realized gain	(1.28)	–	–	(.02)	(.01)	–
Total distributions	(1.41)	(.06)	(.04)	(.21)F	(.09)	–
Net asset value, end of period	$18.27	$19.34	$18.82	$16.04	$16.33	$15.78
Total ReturnG,H,I	2.13%B	3.09%C	17.60%	(.49)%D	4.04%E	14.76%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.61%L	1.54%	1.67%	1.77%	1.78%	1.58%
Expenses net of fee waivers, if any	1.50%L	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.49%L	1.50%	1.50%	1.49%	1.50%	1.50%
Net investment income (loss)	.70%L	.56%	.37%	.52%	1.53%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$5,334	$4,987	$5,866	$6,732	$7,672	$7,819
Portfolio turnover rateM	61%L	35%	34%	63%	54%	182%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.03%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2 .97%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.55)%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3 .73%.

 F Total distributions of $.21 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.017 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.67	$18.21	$15.56	$15.88	$15.35	$13.44
Income from Investment Operations
Net investment income (loss)A	.02	.01	(.02)	–B	.17	–B
Net realized and unrealized gain (loss)	.27C	.45D	2.67	(.16)E	.37F	1.91
Total from investment operations	.29	.46	2.65	(.16)	.54	1.91
Distributions from net investment income	(.04)	–	–	(.15)	–	–
Distributions from net realized gain	(1.28)	–	–	(.02)	(.01)	–
Total distributions	(1.32)	–	–	(.16)G	(.01)	–
Net asset value, end of period	$17.64	$18.67	$18.21	$15.56	$15.88	$15.35
Total ReturnH,I,J	1.88%C	2.53%D	17.03%	(1.00)%E	3.54%F	14.21%
Ratios to Average Net AssetsK,L
Expenses before reductions	2.12%M	2.09%	2.22%	2.29%	2.29%	2.09%
Expenses net of fee waivers, if any	2.00%M	2.00%	1.99%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99%M	2.00%	1.99%	1.99%	2.00%	2.00%
Net investment income (loss)	.19%M	.06%	(.13)%	.02%	1.03%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$3,184	$5,298	$5,619	$5,057	$5,662	$4,458
Portfolio turnover rateN	61%M	35%	34%	63%	54%	182%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 1.78%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.41%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.06)%.

 F Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.23%.

 G Total distributions of $.16 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.017 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.47	$18.97	$16.16	$16.48	$15.93	$13.81
Income from Investment Operations
Net investment income (loss)A	.11	.22	.16	.16	.34	.15
Net realized and unrealized gain (loss)	.27B	.46C	2.77	(.15)D	.39E	1.97
Total from investment operations	.38	.68	2.93	.01	.73	2.12
Distributions from net investment income	(.26)	(.18)	(.12)	(.31)	(.17)	–
Distributions from net realized gain	(1.28)	–	–	(.02)	(.01)	–
Total distributions	(1.53)F	(.18)	(.12)	(.33)	(.18)	–
Net asset value, end of period	$18.32	$19.47	$18.97	$16.16	$16.48	$15.93
Total ReturnG,H	2.39%B	3.61%C	18.19%	.03%D	4.58%E	15.35%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.00%K	.96%	1.12%	1.18%	1.18%	1.01%
Expenses net of fee waivers, if any	1.00%K	.96%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99%K	.96%	1.00%	.99%	1.00%	1.00%
Net investment income (loss)	1.20%K	1.10%	.87%	1.02%	2.03%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$2,227	$4,225	$4,052	$3,287	$3,052	$1,261
Portfolio turnover rateL	61%K	35%	34%	63%	54%	182%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 2.29%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 3.49%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.03)%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.27%.

 F Total distributions of $1.53 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $1.278 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,178,448
Gross unrealized depreciation	(609,779)
Net unrealized appreciation (depreciation)	$3,568,669
Tax cost	$23,987,702

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,344,490 and $9,904,839, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$18,591	$548
Class M	.25%	.25%	12,826	191
Class C	.75%	.25%	24,277	1,645
			$55,694	$2,384

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,579
Class M	320
Class C(a)	34
$1,933

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$15,560.21
Class M	6,647.26
Class C	7,230.30
Class I	2,835.17
	$32,272

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $139 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$5,129
Class M	1.50%	2,803
Class C	2.00%	2,936
		$10,868

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $993 for the period. In addition through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $87.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $109.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$1,115,067	$113,174
Class M	369,129	19,042
Class C	369,297	–
Class I	318,676	44,952
Total	$2,172,169	$177,168

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	190,093	65,937	$3,341,336	$1,294,206
Reinvestment of distributions	63,431	5,767	1,096,720	111,530
Shares redeemed	(110,215)	(238,442)	(1,972,398)	(4,673,543)
Net increase (decrease)	143,309	(166,738)	$2,465,658	$(3,267,807)
Class M
Shares sold	28,819	13,950	$503,832	$273,190
Reinvestment of distributions	20,833	959	362,077	18,619
Shares redeemed	(15,541)	(68,747)	(275,904)	(1,339,051)
Net increase (decrease)	34,111	(53,838)	$590,005	$(1,047,242)
Class C
Shares sold	36,161	24,252	$588,016	$460,882
Reinvestment of distributions	21,782	–	366,152	–
Shares redeemed	(161,177)	(49,189)	(2,781,952)	(931,780)
Net increase (decrease)	(103,234)	(24,937)	$(1,827,784)	$(470,898)
Class I
Shares sold	12,050	105,068	$217,349	$2,041,577
Reinvestment of distributions	18,169	2,283	315,952	44,422
Shares redeemed	(125,602)	(103,976)	(2,255,130)	(2,044,623)
Net increase (decrease)	(95,383)	3,375	$(1,721,829)	$41,376

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.25%
Actual		$1,000.00	$1,022.20	$6.27
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Class M	1.50%
Actual		$1,000.00	$1,021.30	$7.52
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class C	2.00%
Actual		$1,000.00	$1,018.80	$10.01
Hypothetical-C		$1,000.00	$1,014.88	$9.99
Class I	1.00%
Actual		$1,000.00	$1,023.90	$5.02
Hypothetical-C		$1,000.00	$1,019.84	$5.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Leaders Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Value Leaders Fund

2018 Total Return % vs. Morningstar Large Value and Russell 1000 Value:

75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
10.00
8.00
6.00
4.00
10.49
6.77
6.45
5.98
4.90
1 Year
35.0
30.0
25.0
20.0
15.0
30.9
26.9
22.4
19.6
16.0
3 Year
70.0
65.0
60.0
55.0
50.0
66.8
63.6
60.2
54.0
52.3
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	16%	10%	37%
Class C	9%	6%	16%
Class I	18%	12%	45%
Class M	13%	8%	28%

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Value Leaders Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of relatively higher other expenses due to asset levels or small average account sizes. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.25%, 1.50%, 2.00%, and 1.00% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AVLF-SANN-0619
1.800656.115

Fidelity Advisor® Emerging Markets Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	6.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	5.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.5
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	3.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.3
21.1

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	21.2
Information Technology	18.4
Consumer Discretionary	17.0
Consumer Staples	9.2
Communication Services	7.0

Top Five Countries as of April 30, 2019

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	14.9
India	11.3
Brazil	10.6
China	9.9
United States of America	7.0

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Stocks	96.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Bermuda - 0.9%
Credicorp Ltd. (United States)	32,314	$7,655,187
Brazil - 8.1%
Atacadao Distribuicao Comercio e Industria Ltda	795,800	4,302,609
BM&F BOVESPA SA	1,106,200	9,718,852
Equatorial Energia SA	346,900	7,263,393
Localiza Rent A Car SA	568,600	5,249,374
Lojas Renner SA	757,500	9,056,540
Natura Cosmeticos SA	367,000	4,889,465
Notre Dame Intermedica Participacoes SA	330,800	2,962,867
Rumo SA (a)	1,245,000	5,746,984
Suzano Papel e Celulose SA	600,300	6,235,551
Vale SA sponsored ADR	1,036,000	13,240,080

TOTAL BRAZIL		68,665,715

Cayman Islands - 14.9%
Airtac International Group	477,000	6,359,588
Alibaba Group Holding Ltd. sponsored ADR (a)	238,700	44,295,559
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	105,700	10,090,122
Shenzhou International Group Holdings Ltd.	698,800	9,379,926
TAL Education Group ADR (a)	145,300	5,589,691
Tencent Holdings Ltd.	1,022,900	50,416,350

TOTAL CAYMAN ISLANDS		126,131,236

Chile - 1.2%
Banco Santander Chile sponsored ADR	247,700	6,935,600
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	100,400	3,578,256

TOTAL CHILE		10,513,856

China - 9.9%
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	580,151	7,690,668
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,571,960	7,235,558
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	437,691	7,646,546
Kweichow Moutai Co. Ltd. (A Shares)	69,075	9,989,614
Midea Group Co. Ltd. (A Shares)	1,052,438	8,188,355
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,500,000	18,156,998
Shanghai International Airport Co. Ltd. (A Shares)	805,671	8,449,204
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,881,894	7,033,107
Wuliangye Yibin Co. Ltd. (A Shares)	591,994	8,997,388

TOTAL CHINA		83,387,438

France - 4.4%
Dassault Systemes SA	49,000	7,751,882
Hermes International SCA	10,469	7,364,601
Kering SA	12,886	7,616,698
LVMH Moet Hennessy - Louis Vuitton SA	20,412	8,014,103
Pernod Ricard SA	37,200	6,481,749

TOTAL FRANCE		37,229,033

Hong Kong - 0.9%
AIA Group Ltd.	778,200	7,968,329
India - 11.3%
Asian Paints Ltd.	371,239	7,799,020
Axis Bank Ltd. (a)	927,100	10,207,857
Godrej Consumer Products Ltd.	769,539	7,201,825
HDFC Bank Ltd.	236,272	7,838,485
Housing Development Finance Corp. Ltd.	488,198	13,984,514
Infosys Ltd. sponsored ADR	1,122,400	12,077,024
Kotak Mahindra Bank Ltd.	392,704	7,818,050
Reliance Industries Ltd.	804,709	16,092,562
Tata Consultancy Services Ltd.	382,400	12,410,554

TOTAL INDIA		95,429,891

Indonesia - 2.3%
PT Bank Central Asia Tbk	4,795,800	9,675,737
PT Bank Rakyat Indonesia Tbk	31,590,300	9,687,692

TOTAL INDONESIA		19,363,429

Ireland - 0.9%
Accenture PLC Class A	41,100	7,507,737
Israel - 0.5%
Elbit Systems Ltd. (Israel)	30,400	4,231,387
Japan - 1.7%
Hoya Corp.	97,800	6,861,233
Keyence Corp.	11,800	7,321,837

TOTAL JAPAN		14,183,070

Korea (South) - 3.3%
Db Insurance Co. Ltd. (a)	29,120	1,711,161
LG Household & Health Care Ltd.	3,878	4,737,516
Samsung Electronics Co. Ltd.	492,941	19,416,796
Shinhan Financial Group Co. Ltd.	52,160	1,978,393

TOTAL KOREA (SOUTH)		27,843,866

Netherlands - 2.7%
ASML Holding NV (Netherlands)	36,300	7,554,090
Unilever NV (Certificaten Van Aandelen) (Bearer)	116,000	7,018,532
Yandex NV Series A (a)	217,100	8,126,053

TOTAL NETHERLANDS		22,698,675

Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	67,288	1,090,738
Philippines - 1.7%
Ayala Land, Inc.	6,589,700	6,231,952
SM Prime Holdings, Inc.	10,570,600	8,465,057

TOTAL PHILIPPINES		14,697,009

Russia - 5.1%
Alrosa Co. Ltd.	5,111,300	7,449,207
Lukoil PJSC sponsored ADR	147,700	12,522,006
NOVATEK OAO GDR (Reg. S)	54,477	10,497,718
Sberbank of Russia	3,675,990	12,878,298

TOTAL RUSSIA		43,347,229

South Africa - 6.2%
Capitec Bank Holdings Ltd.	80,300	7,503,405
FirstRand Ltd.	2,074,100	9,846,357
Mondi Ltd.	306,420	6,753,664
Mr Price Group Ltd.	149,000	2,256,405
Naspers Ltd. Class N	101,700	26,162,380

TOTAL SOUTH AFRICA		52,522,211

Spain - 0.8%
Amadeus IT Holding SA Class A	86,100	6,848,727
Sweden - 0.6%
Hexagon AB (B Shares)	95,400	5,211,915
Switzerland - 0.7%
Sika AG	37,306	5,711,503
Taiwan - 5.7%
E.SUN Financial Holdings Co. Ltd.	10,227,000	8,389,569
Sporton International, Inc.	207,000	1,225,843
Taiwan Semiconductor Manufacturing Co. Ltd.	4,566,000	38,335,042

TOTAL TAIWAN		47,950,454

Thailand - 0.5%
Siam Cement PCL (For. Reg.)	288,400	4,174,537
Turkey - 0.5%
Tupras Turkiye Petrol Rafinerileri A/S	203,000	4,194,791
United Arab Emirates - 1.1%
National Bank of Abu Dhabi PJSC (a)	2,079,700	9,059,037
United Kingdom - 0.9%
NMC Health PLC	201,400	7,411,294
United States of America - 7.0%
Adobe, Inc. (a)	27,000	7,809,750
MasterCard, Inc. Class A	30,300	7,703,472
MercadoLibre, Inc. (a)	10,600	5,131,884
Microsoft Corp.	60,900	7,953,540
Moody's Corp.	39,800	7,825,476
Thermo Fisher Scientific, Inc.	25,600	7,102,720
TransDigm Group, Inc. (a)	15,900	7,672,068
Visa, Inc. Class A	45,600	7,498,008

TOTAL UNITED STATES OF AMERICA		58,696,918

TOTAL COMMON STOCKS
(Cost $595,951,045)		793,725,212

Nonconvertible Preferred Stocks - 2.5%
Brazil - 2.5%
Itau Unibanco Holding SA	1,466,780	12,654,910
Petroleo Brasileiro SA - Petrobras sponsored ADR	547,200	8,333,856
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $17,522,932)		20,988,766

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.49% (c)	34,446,756	34,453,645
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	4,458,095	4,458,541
TOTAL MONEY MARKET FUNDS
(Cost $38,912,186)		38,912,186
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $652,386,163)		853,626,164
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,730,971)
NET ASSETS - 100%		$844,895,193

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,802
Fidelity Securities Lending Cash Central Fund	349,872
Total	$479,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$58,542,403	$8,126,053	$50,416,350	$--
Consumer Discretionary	143,146,264	108,969,781	34,176,483	--
Consumer Staples	76,191,470	69,172,938	7,018,532	--
Energy	51,640,933	51,640,933	--	--
Financials	181,493,907	132,673,404	48,820,503	--
Health Care	24,338,114	24,338,114	--	--
Industrials	45,967,555	45,967,555	--	--
Information Technology	155,400,374	111,853,417	43,546,957	--
Materials	56,032,556	56,032,556	--	--
Real Estate	14,697,009	14,697,009	--	--
Utilities	7,263,393	7,263,393	--	--
Money Market Funds	38,912,186	38,912,186	--	--
Total Investments in Securities:	$853,626,164	$669,647,339	$183,978,825	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,323,132) — See accompanying schedule: Unaffiliated issuers (cost $613,473,977)	$814,713,978
Fidelity Central Funds (cost $38,912,186)	38,912,186
Total Investment in Securities (cost $652,386,163)		$853,626,164
Foreign currency held at value (cost $13,155)		13,155
Receivable for investments sold		2,267,737
Receivable for fund shares sold		1,319,853
Dividends receivable		1,352,780
Distributions receivable from Fidelity Central Funds		143,014
Prepaid expenses		351
Other receivables		134,364
Total assets		858,857,418
Liabilities
Payable to custodian bank	$1,493,167
Payable for investments purchased	1,589,126
Payable for fund shares redeemed	5,461,962
Accrued management fee	546,775
Distribution and service plan fees payable	91,099
Other affiliated payables	165,011
Other payables and accrued expenses	157,310
Collateral on securities loaned	4,457,775
Total liabilities		13,962,225
Net Assets		$844,895,193
Net Assets consist of:
Paid in capital		$675,898,647
Total distributable earnings (loss)		168,996,546
Net Assets		$844,895,193
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($154,527,609 ÷ 5,266,053 shares)		$29.34
Maximum offering price per share (100/94.25 of $29.34)		$31.13
Class M:
Net Asset Value and redemption price per share ($49,252,034 ÷ 1,694,344 shares)		$29.07
Maximum offering price per share (100/96.50 of $29.07)		$30.12
Class C:
Net Asset Value and offering price per share ($47,156,023 ÷ 1,701,042 shares)(a)		$27.72
Class I:
Net Asset Value, offering price and redemption price per share ($508,197,345 ÷ 17,250,366 shares)		$29.46
Class Z:
Net Asset Value, offering price and redemption price per share ($85,762,182 ÷ 2,913,944 shares)		$29.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$4,644,108
Interest		12
Income from Fidelity Central Funds (including $349,872 from security lending)		479,674
Income before foreign taxes withheld		5,123,794
Less foreign taxes withheld		(460,977)
Total income		4,662,817
Expenses
Management fee	$2,924,340
Transfer agent fees	739,692
Distribution and service plan fees	529,527
Accounting and security lending fees	180,382
Custodian fees and expenses	174,549
Independent trustees' fees and expenses	1,983
Registration fees	80,803
Audit	76,717
Legal	1,798
Interest	9,572
Miscellaneous	2,224
Total expenses before reductions	4,721,587
Expense reductions	(132,189)
Total expenses after reductions		4,589,398
Net investment income (loss)		73,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,198,029)
Fidelity Central Funds	(47)
Foreign currency transactions	(185,203)
Total net realized gain (loss)		(2,383,279)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	140,080,242
Assets and liabilities in foreign currencies	4,015
Total change in net unrealized appreciation (depreciation)		140,084,257
Net gain (loss)		137,700,978
Net increase (decrease) in net assets resulting from operations		$137,774,397

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,419	$2,986,977
Net realized gain (loss)	(2,383,279)	(29,147,894)
Change in net unrealized appreciation (depreciation)	140,084,257	(95,549,261)
Net increase (decrease) in net assets resulting from operations	137,774,397	(121,710,178)
Distributions to shareholders	(3,109,430)	(2,511,924)
Share transactions - net increase (decrease)	38,141,112	188,083,026
Redemption fees	–	14,852
Total increase (decrease) in net assets	172,806,079	63,875,776
Net Assets
Beginning of period	672,089,114	608,213,338
End of period	$844,895,193	$672,089,114

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.48	$28.86	$22.30	$20.73	$23.38	$22.62
Income from Investment Operations
Net investment income (loss)A	(.02)	.09	.08	.02	.06	.06
Net realized and unrealized gain (loss)	4.92	(4.39)	6.49	1.55	(2.66)	.76
Total from investment operations	4.90	(4.30)	6.57	1.57	(2.60)	.82
Distributions from net investment income	(.04)	(.05)	(.01)	–	(.02)	(.05)
Distributions from net realized gain	(.01)	(.03)	–	–	(.03)	(.01)
Total distributions	(.04)B	(.08)	(.01)	–	(.05)	(.06)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$29.34	$24.48	$28.86	$22.30	$20.73	$23.38
Total ReturnD,E,F	20.05%	(14.93)%	29.46%	7.57%	(11.13)%	3.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.44%I	1.44%	1.47%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.44%I	1.44%	1.47%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.41%I	1.40%	1.46%	1.51%	1.50%	1.52%
Net investment income (loss)	(.15)%I	.30%	.34%	.11%	.28%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$154,528	$120,499	$142,129	$118,092	$112,931	$141,601
Portfolio turnover rateJ	113%I	87%	86%	85%	110%	97%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.25	$28.61	$22.16	$20.65	$23.30	$22.55
Income from Investment Operations
Net investment income (loss)A	(.06)	–B	.02	(.03)	.01	–B
Net realized and unrealized gain (loss)	4.88	(4.34)	6.43	1.54	(2.66)	.76
Total from investment operations	4.82	(4.34)	6.45	1.51	(2.65)	.76
Distributions from net investment income	–	–	–	–	–	–B
Distributions from net realized gain	–	(.02)	–	–	–	(.01)
Total distributions	–	(.02)	–	–	–	(.01)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$29.07	$24.25	$28.61	$22.16	$20.65	$23.30
Total ReturnC,D,E	19.88%	(15.17)%	29.11%	7.31%	(11.37)%	3.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.73%H	1.73%	1.75%	1.77%	1.78%	1.78%
Expenses net of fee waivers, if any	1.73%H	1.73%	1.75%	1.77%	1.78%	1.78%
Expenses net of all reductions	1.69%H	1.69%	1.73%	1.77%	1.76%	1.78%
Net investment income (loss)	(.44)%H	- %I	.06%	(.15)%	.02%	- %I
Supplemental Data
Net assets, end of period (000 omitted)	$49,252	$40,616	$53,572	$44,575	$43,365	$54,341
Portfolio turnover rateJ	113%H	87%	86%	85%	110%	97%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.18	$27.46	$21.37	$20.02	$22.70	$22.06
Income from Investment Operations
Net investment income (loss)A	(.12)	(.13)	(.10)	(.13)	(.10)	(.11)
Net realized and unrealized gain (loss)	4.66	(4.15)	6.19	1.48	(2.58)	.75
Total from investment operations	4.54	(4.28)	6.09	1.35	(2.68)	.64
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–
Total distributions	–	–	–	–	–	–
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$27.72	$23.18	$27.46	$21.37	$20.02	$22.70
Total ReturnC,D,E	19.59%	(15.59)%	28.50%	6.74%	(11.81)%	2.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.23%H	2.22%	2.24%	2.26%	2.27%	2.27%
Expenses net of fee waivers, if any	2.23%H	2.22%	2.24%	2.26%	2.27%	2.27%
Expenses net of all reductions	2.19%H	2.19%	2.22%	2.26%	2.26%	2.27%
Net investment income (loss)	(.94)%H	(.49)%	(.43)%	(.64)%	(.47)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$47,156	$50,617	$57,599	$43,848	$46,595	$64,026
Portfolio turnover rateI	113%H	87%	86%	85%	110%	97%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.65	$29.03	$22.44	$20.83	$23.50	$22.73
Income from Investment Operations
Net investment income (loss)A	.02	.18	.17	.10	.14	.14
Net realized and unrealized gain (loss)	4.94	(4.41)	6.51	1.55	(2.67)	.76
Total from investment operations	4.96	(4.23)	6.68	1.65	(2.53)	.90
Distributions from net investment income	(.15)	(.12)	(.09)	(.04)	(.11)	(.12)
Distributions from net realized gain	(.01)	(.03)	–	–	(.03)	(.01)
Total distributions	(.15)B	(.15)	(.09)	(.04)	(.14)	(.13)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$29.46	$24.65	$29.03	$22.44	$20.83	$23.50
Total ReturnD,E	20.24%	(14.64)%	29.94%	7.93%	(10.83)%	4.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.12%	1.13%	1.16%	1.17%	1.18%
Expenses net of fee waivers, if any	1.11%H	1.12%	1.13%	1.16%	1.17%	1.18%
Expenses net of all reductions	1.08%H	1.08%	1.11%	1.15%	1.16%	1.18%
Net investment income (loss)	.18%H	.62%	.68%	.46%	.63%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$508,197	$394,904	$340,526	$242,116	$209,270	$199,098
Portfolio turnover rateI	113%H	87%	86%	85%	110%	97%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.65	$29.02	$22.44	$20.83	$23.50	$22.73
Income from Investment Operations
Net investment income (loss)A	.04	.22	.21	.13	.17	.18
Net realized and unrealized gain (loss)	4.93	(4.41)	6.50	1.55	(2.66)	.76
Total from investment operations	4.97	(4.19)	6.71	1.68	(2.49)	.94
Distributions from net investment income	(.19)	(.15)	(.13)	(.07)	(.14)	(.16)
Distributions from net realized gain	(.01)	(.03)	–	–	(.03)	(.01)
Total distributions	(.19)B	(.18)	(.13)	(.07)	(.18)C	(.17)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$29.43	$24.65	$29.02	$22.44	$20.83	$23.50
Total ReturnE,F	20.31%	(14.52)%	30.13%	8.09%	(10.68)%	4.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	.98%	.98%	1.01%	1.02%	1.02%
Expenses net of fee waivers, if any	.98%I	.98%	.98%	1.01%	1.02%	1.02%
Expenses net of all reductions	.94%I	.94%	.97%	1.00%	1.00%	1.02%
Net investment income (loss)	.32%I	.76%	.82%	.61%	.78%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$85,762	$65,453	$14,387	$6,261	$6,114	$5,544
Portfolio turnover rateJ	113%I	87%	86%	85%	110%	97%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.005 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.033 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$203,701,041
Gross unrealized depreciation	(6,797,564)
Net unrealized appreciation (depreciation)	$196,903,477
Tax cost	$656,722,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(25,431,508)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $427,787,602 and $413,982,613, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$166,301	$9,318
Class M	.25%	.25%	109,750	1,612
Class C	.75%	.25%	253,476	43,213
			$529,527	$54,143

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,465
Class M	3,129
Class C(a)	9,436
$39,030

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$174,673.26
Class M	66,117.30
Class C	75,182.30
Class I	407,618.18
Class Z	16,102.05
	$739,692

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,235 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,243,429	2.50%	$9,097

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,027 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $1,616 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,894,000. The weighted average interest rate was 2.90%. The interest expense amounted to $475 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $129,516 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,673.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$200,330	$422,265
Class M	–	43,443
Class I	2,385,812	1,940,128
Class Z	523,288	106,088
Total	$3,109,430	$2,511,924

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	952,059	1,818,267	$25,587,412	$54,273,489
Reinvestment of distributions	7,863	14,191	195,072	413,945
Shares redeemed	(615,449)	(1,835,818)	(16,148,771)	(52,952,761)
Net increase (decrease)	344,473	(3,360)	$9,633,713	$1,734,673
Class M
Shares sold	179,938	368,577	$4,792,755	$10,833,460
Reinvestment of distributions	–	1,470	–	42,562
Shares redeemed	(160,596)	(567,779)	(4,190,851)	(16,368,292)
Net increase (decrease)	19,342	(197,732)	$601,904	$(5,492,270)
Class C
Shares sold	262,171	802,559	$6,630,747	$22,631,257
Shares redeemed	(744,511)	(716,551)	(19,160,045)	(19,774,590)
Net increase (decrease)	(482,340)	86,008	$(12,529,298)	$2,856,667
Class I
Shares sold	4,750,454	11,185,060	$126,440,674	$325,175,327
Reinvestment of distributions	90,581	64,636	2,253,643	1,892,548
Shares redeemed	(3,612,066)	(6,959,175)	(96,483,646)	(201,129,363)
Net increase (decrease)	1,228,969	4,290,521	$32,210,671	$125,938,512
Class Z
Shares sold	1,336,549	3,269,160	$35,653,063	$93,628,959
Reinvestment of distributions	15,348	3,332	381,247	97,427
Shares redeemed	(1,093,509)	(1,112,760)	(27,810,188)	(30,680,942)
Net increase (decrease)	258,388	2,159,732	$8,224,122	$63,045,444

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.44%
Actual		$1,000.00	$1,200.50	$7.86
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Class M	1.73%
Actual		$1,000.00	$1,198.80	$9.43
Hypothetical-C		$1,000.00	$1,016.22	$8.65
Class C	2.23%
Actual		$1,000.00	$1,195.90	$12.14
Hypothetical-C		$1,000.00	$1,013.74	$11.13
Class I	1.11%
Actual		$1,000.00	$1,202.40	$6.06
Hypothetical-C		$1,000.00	$1,019.29	$5.56
Class Z	.98%
Actual		$1,000.00	$1,203.10	$5.35
Hypothetical-C		$1,000.00	$1,019.93	$4.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Emerging Markets Fund

2018 Total Return % vs. Morningstar Diversified Emerging Mkts and MSCI EM - Net MA:
75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
10.00
8.00
6.00
4.00
2.00
10.34
9.15
9.35
8.24
2.94
30.0
25.0
20.0
15.0
10.0
26.2
22.1
21.6
17.9
10.2
45.0
40.0
35.0
30.0
25.0
20.0
15.0
40.3
32.9
31.9
28.0
16.3
1 Year
3 Year
5 Year

% Beaten

Class A	82%	91%	90%
Class C	78%	78%	81%
Class I	83%	93%	93%
Class M	80%	87%	87%
Class Z	84%	94%	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Emerging Markets Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

FA Emerging Markets
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
109
105
106
105
108
107
105
104
105
103
80
80
80
80
79
2013
2014
2015
2016
2018

	2013	2014	2015	2016	2018
TMG %	11%	13%	14%	13%	13%
Funds	285	309	343	344	337
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2018, the total expense ratio of Class C ranked equal to the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FAEM-SANN-0619
1.800638.115

Fidelity Advisor® Global Equity Income Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2019

% of fund's net assets
Microsoft Corp. (United States of America, Software)	3.8
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	3.3
American Tower Corp. (United States of America, Equity Real Estate Investment Trusts (REITs))	2.9
Hoya Corp. (Japan, Health Care Equipment & Supplies)	2.1
JPMorgan Chase & Co. (United States of America, Banks)	2.0
14.1

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	18.8
Information Technology	14.5
Health Care	14.3
Consumer Staples	12.1
Industrials	10.2

Top Five Countries as of April 30, 2019

(excluding cash equivalents)	% of fund's net assets
United States of America	51.2
United Kingdom	8.7
Japan	7.2
Switzerland	4.4
Canada	4.3

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Bailiwick of Guernsey - 0.2%
Amdocs Ltd.	600	$33,048
Bailiwick of Jersey - 0.4%
WPP PLC	5,207	64,972
Belgium - 0.9%
KBC Groep NV	2,111	156,315
Bermuda - 0.8%
Dairy Farm International Holdings Ltd.	1,100	8,613
Hiscox Ltd.	3,196	69,765
IHS Markit Ltd. (a)	1,259	72,090

TOTAL BERMUDA		150,468

Brazil - 0.6%
Equatorial Energia SA	2,500	52,345
Ultrapar Participacoes SA	10,300	55,163

TOTAL BRAZIL		107,508

Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,197	129,537
Constellation Software, Inc.	344	303,525
Fairfax Financial Holdings Ltd. (sub. vtg.)	93	44,350
Imperial Oil Ltd.	3,635	105,601
Suncor Energy, Inc.	5,785	190,775

TOTAL CANADA		773,788

Cayman Islands - 1.0%
Best Pacific International Holdings Ltd.	36,000	13,125
SITC International Holdings Co. Ltd.	147,000	156,092
Value Partners Group Ltd.	14,000	10,529

TOTAL CAYMAN ISLANDS		179,746

China - 0.9%
Kweichow Moutai Co. Ltd. (A Shares)	600	86,772
Shanghai International Airport Co. Ltd. (A Shares)	8,034	84,254

TOTAL CHINA		171,026

France - 2.2%
Amundi SA (b)	855	61,422
Elior SA (b)	3,838	53,120
Sanofi SA	1,853	161,673
VINCI SA	1,167	117,863

TOTAL FRANCE		394,078

Germany - 2.0%
Deutsche Post AG	1,797	62,465
Hannover Reuck SE	550	82,909
Linde PLC	476	85,635
SAP SE	963	124,139

TOTAL GERMANY		355,148

Hong Kong - 1.3%
AIA Group Ltd.	13,400	137,208
Techtronic Industries Co. Ltd.	13,500	97,574

TOTAL HONG KONG		234,782

India - 1.2%
HDFC Asset Management Co. Ltd. (b)	1,000	24,338
HDFC Bank Ltd. sponsored ADR	500	57,325
Housing Development Finance Corp. Ltd.	1,500	42,968
Reliance Industries Ltd.	4,200	83,992

TOTAL INDIA		208,623

Ireland - 1.2%
Accenture PLC Class A	1,229	224,501
Israel - 0.1%
Ituran Location & Control Ltd.	281	10,332
Japan - 7.2%
Aucnet, Inc.	700	7,930
Daiichikosho Co. Ltd. (c)	4,400	214,875
Hoya Corp.	5,300	371,825
Inaba Denki Sangyo Co. Ltd.	2,000	81,242
Japan Meat Co. Ltd.	7,300	111,930
Minebea Mitsumi, Inc.	5,900	104,340
Mitani Shoji Co. Ltd.	1,100	57,372
Nippon Telegraph & Telephone Corp.	2,200	91,539
Nitori Holdings Co. Ltd.	400	47,578
Sony Corp.	2,200	110,810
Tsuruha Holdings, Inc.	1,000	85,013

TOTAL JAPAN		1,284,454

Kenya - 0.6%
Safaricom Ltd.	395,500	110,067
Liberia - 0.6%
Royal Caribbean Cruises Ltd.	834	100,864
Luxembourg - 1.5%
B&M European Value Retail SA	52,400	269,560
Multi-National - 0.8%
HKT Trust/HKT Ltd. unit	93,280	144,591
Netherlands - 2.3%
NXP Semiconductors NV	1,511	159,592
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,148	250,973

TOTAL NETHERLANDS		410,565

Nigeria - 0.1%
Guaranty Trust Bank PLC	158,600	14,508
Norway - 0.5%
Equinor ASA	4,149	92,551
Sweden - 0.6%
Indutrade AB	1,500	45,862
Loomis AB (B Shares)	1,570	58,086

TOTAL SWEDEN		103,948

Switzerland - 4.4%
Alcon, Inc. (a)	300	17,460
Banque Cantonale Vaudoise	120	94,686
Chubb Ltd.	1,154	167,561
Nestle SA (Reg. S)	2,531	243,679
Roche Holding AG (participation certificate)	1,015	267,821

TOTAL SWITZERLAND		791,207

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	277,060
United Kingdom - 8.7%
AstraZeneca PLC sponsored ADR	5,355	201,669
BP PLC	20,767	151,011
British American Tobacco PLC (United Kingdom)	2,458	96,228
Bunzl PLC	4,183	125,947
Cineworld Group PLC	14,049	58,257
Cranswick PLC	1,210	45,726
Diageo PLC	3,000	126,473
Hilton Food Group PLC	13,481	178,605
Imperial Tobacco Group PLC	1,614	51,269
Micro Focus International PLC	4,767	120,457
Moneysupermarket.com Group PLC	14,901	70,670
Nielsen Holdings PLC	1,136	29,002
Reckitt Benckiser Group PLC	1,430	115,696
St. James's Place Capital PLC	6,761	98,875
Standard Life PLC	10,395	37,805
Victrex PLC	1,500	47,570

TOTAL UNITED KINGDOM		1,555,260

United States of America - 51.2%
Altria Group, Inc.	2,961	160,871
Ameren Corp.	2,019	146,923
American Tower Corp.	2,619	511,491
AMETEK, Inc.	2,964	261,336
Amgen, Inc.	1,752	314,169
Apple, Inc.	2,984	598,799
Bank of America Corp.	9,292	284,149
Becton, Dickinson & Co.	974	234,481
Bristol-Myers Squibb Co.	2,810	130,468
Capital One Financial Corp.	2,409	223,627
Charter Communications, Inc. Class A (a)	250	92,798
Chevron Corp.	2,129	255,608
Cigna Corp.	400	63,536
Citigroup, Inc.	1,356	95,869
Comcast Corp. Class A	3,874	168,635
ConocoPhillips Co.	2,867	180,965
Danaher Corp.	998	132,175
Diamond Hill Investment Group, Inc.	265	38,287
Dow, Inc. (a)	939	53,269
DowDuPont, Inc.	1,917	73,709
Eli Lilly & Co.	889	104,049
Equifax, Inc.	400	50,380
Fortive Corp.	1,113	96,096
General Dynamics Corp.	400	71,488
General Electric Co.	11,324	115,165
Huntington Bancshares, Inc.	1,600	22,272
Interpublic Group of Companies, Inc.	2,834	65,182
Johnson & Johnson	1,511	213,353
JPMorgan Chase & Co.	3,105	360,335
Lowe's Companies, Inc.	2,233	252,642
M&T Bank Corp.	300	51,021
Marsh & McLennan Companies, Inc.	600	56,574
McCormick & Co., Inc. (non-vtg.)	200	30,794
MetLife, Inc.	1,485	68,503
Microsoft Corp.	5,269	688,135
MSCI, Inc.	468	105,478
NextEra Energy, Inc.	400	77,776
Northrop Grumman Corp.	248	71,898
NRG Energy, Inc.	2,230	91,809
PepsiCo, Inc.	1,779	227,801
Philip Morris International, Inc.	773	66,911
Phillips 66 Co.	927	87,388
PVH Corp.	300	38,697
Qualcomm, Inc.	889	76,570
S&P Global, Inc.	455	100,400
SunTrust Banks, Inc.	3,282	214,905
The J.M. Smucker Co.	927	113,678
The Kraft Heinz Co.	1,100	36,564
The Travelers Companies, Inc.	823	118,306
The Walt Disney Co.	1,001	137,107
U.S. Bancorp	2,254	120,183
United Technologies Corp.	1,043	148,742
UnitedHealth Group, Inc.	1,180	275,023
Valero Energy Corp.	1,255	113,778
Verizon Communications, Inc.	4,982	284,921
Vistra Energy Corp.	2,000	54,500
Wabtec Corp.	59	4,370
WEC Energy Group, Inc.	700	54,901
Wells Fargo & Co.	5,997	290,315

TOTAL UNITED STATES OF AMERICA		9,179,175

TOTAL COMMON STOCKS
(Cost $13,483,797)		17,398,145

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.6%
Itau Unibanco Holding SA	12,700	109,572
Spain - 0.4%
Grifols SA Class B	3,300	63,529
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $171,238)		173,101
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.8% 3/31/40 (d)(e)
(Cost $429)	CAD 500	476
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.49% (f)
(Cost $296,535)	296,476	296,535
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $13,951,999)		17,868,257
NET OTHER ASSETS (LIABILITIES) - 0.3%		46,876
NET ASSETS - 100%		$17,915,133

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,880 or 0.8% of net assets.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,585
Total	$5,585

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,432,944	$1,276,433	$156,511	$--
Consumer Discretionary	1,062,570	951,760	110,810	--
Consumer Staples	2,167,133	1,334,084	833,049	--
Energy	1,316,832	1,165,821	151,011	--
Financials	3,360,360	3,223,152	137,208	--
Health Care	2,551,231	2,058,208	493,023	--
Industrials	1,814,090	1,529,814	284,276	--
Information Technology	2,616,158	2,214,959	401,199	--
Materials	260,183	260,183	--	--
Real Estate	511,491	511,491	--	--
Utilities	478,254	478,254	--	--
Corporate Bonds	476	--	476	--
Money Market Funds	296,535	296,535	--	--
Total Investments in Securities:	$17,868,257	$15,300,694	$2,567,563	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,655,464)	$17,571,722
Fidelity Central Funds (cost $296,535)	296,535
Total Investment in Securities (cost $13,951,999)		$17,868,257
Foreign currency held at value (cost $1,980)		1,995
Receivable for securities sold on a delayed delivery basis		9,858
Receivable for fund shares sold		1,475
Dividends receivable		69,886
Interest receivable		3
Distributions receivable from Fidelity Central Funds		801
Prepaid expenses		10
Receivable from investment adviser for expense reductions		49,224
Other receivables		339
Total assets		18,001,848
Liabilities
Payable for fund shares redeemed	$32,432
Accrued management fee	10,200
Distribution and service plan fees payable	6,408
Other affiliated payables	4,470
Audit fee payable	28,656
Other payables and accrued expenses	4,549
Total liabilities		86,715
Net Assets		$17,915,133
Net Assets consist of:
Paid in capital		$14,206,594
Total distributable earnings (loss)		3,708,539
Net Assets		$17,915,133
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,025,892 ÷ 546,209 shares)		$14.69
Maximum offering price per share (100/94.25 of $14.69)		$15.59
Class M:
Net Asset Value and redemption price per share ($3,254,501 ÷ 221,613 shares)		$14.69
Maximum offering price per share (100/96.50 of $14.69)		$15.22
Class C:
Net Asset Value and offering price per share ($4,134,959 ÷ 283,054 shares)(a)		$14.61
Class I:
Net Asset Value, offering price and redemption price per share ($2,121,932 ÷ 144,277 shares)		$14.71
Class Z:
Net Asset Value, offering price and redemption price per share ($377,849 ÷ 25,671 shares)		$14.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$250,611
Income from Fidelity Central Funds		5,585
Income before foreign taxes withheld		256,196
Less foreign taxes withheld		(8,957)
Total income		247,239
Expenses
Management fee	$60,730
Transfer agent fees	23,073
Distribution and service plan fees	38,477
Accounting fees and expenses	4,563
Custodian fees and expenses	2,057
Independent trustees' fees and expenses	50
Registration fees	73,400
Audit	50,367
Legal	1,330
Miscellaneous	59
Total expenses before reductions	254,106
Expense reductions	(110,342)
Total expenses after reductions		143,764
Net investment income (loss)		103,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(235,402)
Foreign currency transactions	725
Total net realized gain (loss)		(234,677)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,226)	1,571,832
Assets and liabilities in foreign currencies	52
Total change in net unrealized appreciation (depreciation)		1,571,884
Net gain (loss)		1,337,207
Net increase (decrease) in net assets resulting from operations		$1,440,682

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,475	$228,323
Net realized gain (loss)	(234,677)	465,547
Change in net unrealized appreciation (depreciation)	1,571,884	(1,263,147)
Net increase (decrease) in net assets resulting from operations	1,440,682	(569,277)
Distributions to shareholders	(439,239)	(539,380)
Share transactions - net increase (decrease)	(1,718,479)	2,003,577
Total increase (decrease) in net assets	(717,036)	894,920
Net Assets
Beginning of period	18,632,169	17,737,249
End of period	$17,915,133	$18,632,169

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Equity Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$14.63	$12.44	$12.50	$12.96	$12.20
Income from Investment Operations
Net investment income (loss)A	.09	.19	.13	.12	.12	.25B
Net realized and unrealized gain (loss)	1.09	(.52)	2.20	.09	.24	.91
Total from investment operations	1.18	(.33)	2.33	.21	.36	1.16
Distributions from net investment income	(.07)	(.18)	(.13)	(.11)	(.11)	(.22)
Distributions from net realized gain	(.28)	(.26)	(.01)	(.16)	(.71)	(.18)
Total distributions	(.35)	(.44)	(.14)	(.27)	(.82)	(.40)
Net asset value, end of period	$14.69	$13.86	$14.63	$12.44	$12.50	$12.96
Total ReturnC,D,E	8.81%	(2.41)%	18.79%	1.72%	2.85%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.70%H	1.91%	2.05%	2.13%	2.42%	2.63%
Expenses net of fee waivers, if any	1.45%H	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.45%H	1.44%	1.45%	1.45%	1.44%	1.45%
Net investment income (loss)	1.36%H	1.33%	.96%	.96%	.95%	1.95%B
Supplemental Data
Net assets, end of period (000 omitted)	$8,026	$8,427	$7,441	$6,068	$4,552	$4,025
Portfolio turnover rateI	32%H	37%	48%	43%	87%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.85	$14.62	$12.44	$12.49	$12.95	$12.20
Income from Investment Operations
Net investment income (loss)A	.08	.16	.10	.09	.09	.21B
Net realized and unrealized gain (loss)	1.09	(.53)	2.18	.10	.24	.91
Total from investment operations	1.17	(.37)	2.28	.19	.33	1.12
Distributions from net investment income	(.05)	(.14)	(.10)	(.08)	(.08)	(.19)
Distributions from net realized gain	(.28)	(.26)	(.01)	(.16)	(.71)	(.18)
Total distributions	(.33)	(.40)	(.10)C	(.24)	(.79)	(.37)
Net asset value, end of period	$14.69	$13.85	$14.62	$12.44	$12.49	$12.95
Total ReturnD,E,F	8.75%	(2.64)%	18.42%	1.53%	2.59%	9.34%
Ratios to Average Net AssetsG,H
Expenses before reductions	3.00%I	2.21%	2.35%	2.46%	2.73%	2.96%
Expenses net of fee waivers, if any	1.70%I	1.70%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.70%I	1.69%	1.69%	1.70%	1.69%	1.70%
Net investment income (loss)	1.11%I	1.08%	.71%	.71%	.70%	1.70%B
Supplemental Data
Net assets, end of period (000 omitted)	$3,255	$3,279	$3,573	$2,508	$2,484	$2,014
Portfolio turnover rateJ	32%I	37%	48%	43%	87%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.007 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.77	$14.57	$12.39	$12.46	$12.93	$12.18
Income from Investment Operations
Net investment income (loss)A	.04	.08	.03	.03	.03	.15B
Net realized and unrealized gain (loss)	1.09	(.53)	2.19	.09	.24	.91
Total from investment operations	1.13	(.45)	2.22	.12	.27	1.06
Distributions from net investment income	(.02)	(.09)	(.03)	(.03)	(.05)	(.14)
Distributions from net realized gain	(.28)	(.26)	(.01)	(.16)	(.70)	(.17)
Total distributions	(.29)C	(.35)	(.04)	(.19)	(.74)D	(.31)
Net asset value, end of period	$14.61	$13.77	$14.57	$12.39	$12.46	$12.93
Total ReturnE,F,G	8.49%	(3.22)%	17.91%	.99%	2.10%	8.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	3.48%J	2.72%	2.85%	2.93%	3.23%	3.43%
Expenses net of fee waivers, if any	2.20%J	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.20%J	2.19%	2.20%	2.20%	2.19%	2.20%
Net investment income (loss)	.61%J	.58%	.21%	.21%	.20%	1.20%B
Supplemental Data
Net assets, end of period (000 omitted)	$4,135	$4,340	$4,190	$3,588	$3,225	$3,173
Portfolio turnover rateK	32%J	37%	48%	43%	87%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.278 per share.

 D Total distributions of $,74 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.695 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$14.66	$12.46	$12.51	$12.97	$12.22
Income from Investment Operations
Net investment income (loss)A	.11	.23	.16	.15	.15	.28B
Net realized and unrealized gain (loss)	1.09	(.53)	2.21	.10	.24	.90
Total from investment operations	1.20	(.30)	2.37	.25	.39	1.18
Distributions from net investment income	(.10)	(.22)	(.16)	(.14)	(.14)	(.25)
Distributions from net realized gain	(.28)	(.26)	(.01)	(.16)	(.71)	(.18)
Total distributions	(.37)C	(.48)	(.17)	(.30)	(.85)	(.43)
Net asset value, end of period	$14.71	$13.88	$14.66	$12.46	$12.51	$12.97
Total ReturnD,E	8.99%	(2.20)%	19.12%	2.04%	3.09%	9.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.29%H	1.51%	1.77%	1.68%	2.11%	2.35%
Expenses net of fee waivers, if any	1.20%H	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20%H	1.19%	1.20%	1.20%	1.19%	1.20%
Net investment income (loss)	1.61%H	1.58%	1.21%	1.21%	1.20%	2.20%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,122	$2,493	$2,533	$7,159	$1,167	$1,334
Portfolio turnover rateI	32%H	37%	48%	43%	87%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$14.88
Income from Investment Operations
Net investment income (loss)B	.12	.01
Net realized and unrealized gain (loss)	1.10	(.94)
Total from investment operations	1.22	(.93)
Distributions from net investment income	(.10)	(.07)
Distributions from net realized gain	(.28)	–
Total distributions	(.38)	(.07)
Net asset value, end of period	$14.72	$13.88
Total ReturnC,D	9.07%	(6.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.42%G	1.08%G
Expenses net of fee waivers, if any	1.05%G	1.05%G
Expenses net of all reductions	1.04%G	1.04%G
Net investment income (loss)	1.76%G	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$378	$94
Portfolio turnover rateH	32%G	37%G

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Advisor Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,290,041
Gross unrealized depreciation	(378,958)
Net unrealized appreciation (depreciation)	$3,911,083
Tax cost	$13,957,174

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,750,736 and $4,992,173, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,672	$220
Class M	.25%	.25%	7,806	112
Class C	.75%	.25%	20,999	2,727
			$38,477	$3,059

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,108
Class M	308
Class C(a)	129
$1,545

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,078.26
Class M	4,860.31
Class C	6,517.31
Class I	1,550.14
Class Z	68.05
	$23,073

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $53 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$41,321
Class M	1.70%	17,564
Class C	2.20%	23,033
Class I	1.20%	10,272
Class Z	1.05%	1,718
		$93,908

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $203 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $99.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $69 and a portion of class-level operating expenses as follows:

Amount
Class A	$6,911
Class M	2,824
Class C	3,929
Class I	2,073
Class Z	326
$16,063

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Distributions to shareholders
Class A	$201,043	$248,761
Class M	76,236	101,394
Class C	91,600	108,482
Class I	63,757	80,306
Class Z	6,603	437
Total	$439,239	$539,380

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	71,331	239,391	$979,791	$3,544,767
Reinvestment of distributions	14,753	16,454	194,300	240,039
Shares redeemed	(148,044)	(156,221)	(1,994,690)	(2,283,605)
Net increase (decrease)	(61,960)	99,624	$(820,599)	$1,501,201
Class M
Shares sold	8,443	74,172	$115,361	$1,084,407
Reinvestment of distributions	5,766	6,928	75,784	101,155
Shares redeemed	(29,410)	(88,594)	(398,974)	(1,286,364)
Net increase (decrease)	(15,201)	(7,494)	$(207,829)	$(100,802)
Class C
Shares sold	15,630	79,555	$210,720	$1,159,649
Reinvestment of distributions	7,007	7,417	91,236	107,901
Shares redeemed	(54,718)	(59,540)	(751,039)	(861,126)
Net increase (decrease)	(32,081)	27,432	$(449,083)	$406,424
Class I
Shares sold	9,863	70,175	$137,709	$1,032,359
Reinvestment of distributions	4,467	4,702	58,913	68,667
Shares redeemed	(49,722)	(68,072)	(690,106)	(1,004,709)
Net increase (decrease)	(35,392)	6,805	$(493,484)	$96,317
Class Z
Shares sold	18,947	6,720	$252,815	$100,000
Reinvestment of distributions	349	30	4,642	437
Shares redeemed	(375)	–	(4,941)	–
Net increase (decrease)	18,921	6,750	$252,516	$100,437

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.45%
Actual		$1,000.00	$1,088.10	$7.51
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class M	1.70%
Actual		$1,000.00	$1,087.50	$8.80
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class C	2.20%
Actual		$1,000.00	$1,084.90	$11.37
Hypothetical-C		$1,000.00	$1,013.88	$10.99
Class I	1.20%
Actual		$1,000.00	$1,089.90	$6.22
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class Z	1.05%
Actual		$1,000.00	$1,090.70	$5.44
Hypothetical-C		$1,000.00	$1,019.59	$5.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Global Equity Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Advisor Global Equity Income Fund

2018 Total Return % vs. Lipper Global Equity Income Fund and MSCI AC World (Net MA):

75% beaten
25% beaten
Benchmark
Class I
Class C
12.00
10.00
8.00
6.00
4.00
2.00
11.15
7.97
7.07
6.93
2.54
1 Year
30.0
25.0
20.0
15.0
10.0
28.2
22.0
20.0
16.5
14.6
3 Year
60.0
50.0
40.0
30.0
59.8
54.5
46.9
44.5
31.8
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class C	74%	48%	82%
Class I	84%	66%	96%
Class M	77%	57%	90%
Class A	81%	61%	95%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Global Equity Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of relatively higher other expenses due to asset levels or small average account sizes. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.45%, 1.70%, 2.20%, and 1.20% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGED-SANN-0619
1.938154.106

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 25, 2019